UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2021

Date of reporting period:	1/31/2021

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

ANNUAL REPORT

JANUARY 31, 2021

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Average Annual Total Returns as of 1/31/21
One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Short-Term Bond Fund
1.67	2.28	2.14
Bloomberg Barclays US Short Treasury Index
0.81	1.31	0.73
ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
0.91	1.50	0.90

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index and the Bloomberg Barclays US Short Treasury Index by portraying the initial account values at the beginning of the 10-year period (January 31, 2011) and the account values at the end of the current fiscal year (January 31, 2021), as measured on a quarterly basis. For purposes

Prudential Investment Portfolios 2	3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definitions

Bloomberg Barclays US Short Treasury Index—The Bloomberg Barclays US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying Libid to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 1/31/21
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.13	0.85	0.85

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Credit Quality expressed as a percentage of total investments as of 1/31/21 (%)
AAA	26.7
AA	14.6
A	31.2
BBB	11.8
BB	0.3
B	0.2
Not Rated	–0.6
Cash/Cash Equivalents	15.8
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Average Annual Total Returns as of 1/31/21
One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Ultra Short Bond Fund
0.65	1.40	0.79
Bloomberg Barclays 1-3 Month US Treasury Bill Index
0.42	1.13	0.59
iMoneyNet Prime Institutional Funds Average
0.35	1.10	0.57

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund with a similar investment in the Bloomberg Barclays 1-3 Month US Treasury Bill Index by portraying the initial account values at the beginning of the 10-year period (January 31, 2011) and the account values at the end of the current fiscal year (January 31, 2021), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all

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recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Benchmark Definition

Bloomberg Barclays 1–3 Month US Treasury Bill Index—The Bloomberg Barclays 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 1/31/21
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Ultra Short Bond Fund	0.01	0.17	0.17

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 1/31/21 (%)
A-1+/P-1	72.9
A-1/P-1	27.1
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. These rating agencies are independent and are widely used. Credit ratings are subject to change.

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PGIM Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Average Annual Total Returns as of 1/31/21
One Year (%)	Since Inception (%)
PGIM Institutional Money Market Fund
0.54	1.43 (7/19/16)
iMoneyNet Prime Institutional Funds Average
0.35	1.19

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense reimbursements, if any, the Fund’s returns would have been lower.

Institutional Money Market Fund Yield Comparison

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Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from January 28, 2020 to January 26, 2021, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of January 31, 2021. Without waiver of fees and/or expense reimbursements, if any, the Fund’s 7-day yield would have been lower.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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PGIM Core Short-Term Bond Fund

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM Core Short-Term Bond Fund returned 1.67% in the 12-month reporting period that ended January 31, 2021, outperforming the 0.91% return of the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index (the Index).

What were the market conditions?

During the reporting period, markets were dominated by the global outbreak of COVID-19, its economic impact, and the decline and subsequent rebound in risk sentiment. The optimism generated by the US-China trade deal at the beginning of the period quickly gave way to lockdowns, spiraling unemployment, and a sharp drop in US gross domestic product. The Federal Reserve (the Fed) quickly deployed—and then moved beyond—its playbook from the global financial crisis in 2008-09 by cutting its policy rate to a range of 0.00%-0.25%, re-opening its swap lines, unleashing unlimited quantitative easing (QE) purchases, and injecting huge quantities of liquidity into the markets.

Following a difficult first quarter, spread markets rebounded through the remainder of the period as the Fed’s unprecedented monetary responses significantly improved market liquidity. US Treasury rates sold off and steepened during the period, with the 10-year/2-year Treasury spread rising from 0.18% to 1.00% over the period. Meanwhile, the yield on the 3-month Treasury bill declined from 1.55% to 0.06%, while the 3-month LIBOR (London Interbank Offered Rate) declined from 1.75% to 0.20%. In the short-term credit markets, investment-grade credit spreads tightened throughout the period. The Bloomberg Barclays 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.57% during the period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

With central banks re-examining how to achieve the inflation targets that they’ve been missing and with plenty of slack in the global economy, PGIM Fixed Income expects the QE flood to continue, given its key role in underpinning the markets and the recovery. In a recently announced change to its framework for conducting monetary policy, the Fed confirmed that it will be targeting an inflation rate of 2% on average over time, while permitting periods of overshooting 2% to make up for previous undershoots. Thus, the federal funds rate can be expected to stay at its current level for some time.

What strategies or holdings affected the Fund’s performance?

The Fund emphasizes spread assets, with nearly 65% of its assets allocated to the aforementioned non-Treasury sectors, including short-term investment-grade corporates, commercial mortgage-backed securities, and asset-backed securities such as non-agency residential mortgages and credit card receivables. This positioning helped the Fund outperform its LIBOR benchmark during the reporting period.

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Did the Fund use derivatives?

During the period, the Fund used swap agreements for hedging interest rate risk and to add value versus cash securities. The use of these derivatives had a positive impact on performance of the Fund for the period.

Current outlook

Although spread sectors have rebounded meaningfully from their widest levels of the period in March 2020, PGIM Fixed Income continues to find value within investment-grade corporates and structured products, which represent attractive value in relation to Treasuries and agency mortgage-backed securities. Yields and spreads will likely remain at unusually low levels, in PGIM Fixed Income’s view, allowing continued bond market outperformance versus cash. The Fund continues to emphasize well-researched, short-term credit sectors, as PGIM Fixed Income expects these assets to offer the most value from a total return perspective.

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PGIM Core Ultra Short Bond Fund

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM Core Ultra Short Bond Fund returned 0.65% in the 12-month reporting period that ended January 31, 2021.

What were the market conditions?

During the reporting period, markets were dominated by the global outbreak of COVID-19, its economic impact, and the decline and subsequent rebound in risk sentiment. The optimism generated by the US-China trade deal at the beginning of the period quickly gave way to lockdowns, spiraling unemployment, and a sharp drop in US gross domestic product. The Federal Reserve (the Fed) quickly deployed—and then moved beyond—its playbook from the global financial crisis in 2008-09 by cutting its policy rate to a range of 0.00%-0.25%, re-opening its swap lines, unleashing unlimited quantitative easing (QE) purchases, and injecting huge quantities of liquidity into the markets.

Following a difficult first quarter, spread markets rebounded through the remainder of the period as the Fed’s unprecedented monetary responses significantly improved market liquidity. US Treasury rates sold off and steepened during the period, with the 10-year/2-year Treasury spread rising from 0.18% to 1.00% over the period. Meanwhile, the yield on the 3-month Treasury bill declined from 1.55% to 0.06%, while the 3-month LIBOR (London Interbank Offered Rate) declined from 1.75% to 0.20%. In the short-term credit markets, investment-grade credit spreads tightened throughout the period. The Bloomberg Barclays 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.57% during the period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

With central banks re-examining how to achieve the inflation targets that they’ve been missing and with plenty of slack in the global economy, PGIM Fixed Income expects the QE flood to continue, given its key role in underpinning the markets and the recovery. In a recently announced change to its framework for conducting monetary policy, the Fed confirmed that it will be targeting an inflation rate of 2% on average over time, while permitting periods of overshooting 2% to make up for previous undershoots. Thus, the federal funds rate can be expected to stay at its current level for some time.

What strategies or holdings affected the Fund’s performance?

The Fund continued to emphasize spread assets over Treasury and agency paper to capture additional yield during the reporting period. The Fed cut interest rates twice during the period and signaled to the markets that it had no intention of raising rates over the near to medium term. The Fund’s average maturity lengthened relative to peers in the second and third quarters of 2020 and then shortened relative to peers in the fourth quarter of 2020.

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At different times throughout the period, the Fund’s portfolio managers also tactically adjusted the portfolio to take advantage of wider floating rate spreads and moderated those positions in the LIBOR floaters accordingly as spreads tightened. Additionally, the Fund’s position in agency discount notes versus corporates, repurchase agreements, and Treasuries shifted tactically based on relative value between the sectors throughout the period.

Current outlook

PGIM Fixed Income continues to find value within spread sectors, which represent attractive value in relation to Treasuries and agencies. Yields and spreads will likely remain at unusually low levels, in PGIM Fixed Income’s view, allowing continued bond market outperformance versus cash. The Fund continues to emphasize well-researched, short-term credit sectors with a focus on corporate assets over other sectors. As relative value between floating rate and fixed rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

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PGIM Institutional Money Market Fund

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The PGIM Institutional Money Market Fund returned 0.54% in the 12-month reporting period that ended January 31, 2021.

What were the market conditions?

During the reporting period, markets were dominated by the global outbreak of COVID-19, its economic impact, and the decline and subsequent rebound in risk sentiment. The optimism generated by the US-China trade deal at the beginning of the period quickly gave way to lockdowns, spiraling unemployment, and a sharp drop in US gross domestic product. The Federal Reserve (the Fed) quickly deployed—and then moved beyond—its playbook from the global financial crisis in 2008-09 by cutting its policy rate to a range of 0.00%-0.25%, re-opening its swap lines, unleashing unlimited quantitative easing (QE) purchases, and injecting huge quantities of liquidity into the markets.

Following a difficult first quarter, spread markets rebounded through the remainder of the period as the Fed’s unprecedented monetary responses significantly improved market liquidity. US Treasury rates sold off and steepened during the period, with the 10-year/2-year Treasury spread rising from 0.18% to 1.00% over the period. Meanwhile, the yield on the 3-month Treasury bill declined from 1.55% to 0.06%, while the 3-month LIBOR (London Interbank Offered Rate) declined from 1.75% to 0.20%. In the short-term credit markets, investment-grade credit spreads tightened throughout the period. The Bloomberg Barclays 1-3 Year Credit Index, a proxy for the short-term spread market, outperformed similar short-duration Treasuries by 0.57% during the period. (Duration is a measure of a bond’s price sensitivity to interest rate changes over time.)

With central banks re-examining how to achieve the inflation targets that they’ve been missing and with plenty of slack in the global economy, PGIM Fixed Income expects the QE flood to continue, given its key role in underpinning the markets and the recovery. In a recently announced change to its framework for conducting monetary policy, the Fed confirmed that it will be targeting an inflation rate of 2% on average over time, while permitting periods of overshooting 2% to make up for previous undershoots. Thus, the federal funds rate can be expected to stay at its current level for some time.

What strategies or holdings affected the Fund’s performance?

The Fund continued to emphasize spread assets over Treasury and agency paper to capture additional yield during the reporting period. The Fed cut interest rates twice during the period and signaled to the markets that it had no immediate intention of raising rates over the near to medium term. The Fund’s average maturity lengthened relative to peers in the second and third quarters of 2020 and then shortened relative to peers in the fourth quarter of 2020.

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At different times throughout the period, the Fund’s portfolio managers also tactically adjusted the portfolio to take advantage of wider floating rate spreads and moderated those positions in the LIBOR floaters accordingly as spreads tightened. This allocation consisted primarily of foreign bank positions, as the floating rate paper is attractive for the Fund’s mandate. Additionally, the Fund’s position in agency discount notes versus corporates, repurchase agreements, and Treasuries shifted tactically based on relative value between the sectors throughout the period.

Current outlook

PGIM Fixed Income continues to find value within spread sectors, which represent attractive value in relation to Treasuries and agencies. Yields and spreads will likely remain at unusually low levels, in PGIM Fixed Income’s view, allowing continued bond market outperformance versus cash. The Fund continues to emphasize well-researched, short-term credit sectors with a focus on corporate assets over other sectors. As relative value between floating rate and fixed rate assets fluctuates, PGIM Fixed Income will seek to rotate into more attractively priced holdings.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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PGIM Core Short-Term Bond Fund	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,008.10	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.94	0.04%	$0.20

PGIM Core Ultra Short Bond Fund	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,001.30	0.01%	$0.05
Hypothetical	$1,000.00	$1,025.09	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,000.80	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.78	0.07%	$0.36

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 366 days in the Fund’s fiscal year ended January 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

ADBB—Asian Development Bank Bonds

AMBAC—American Municipal Bond Assurance Corp.

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

TVA—Tennessee Valley Authority

USOIS—United States Overnight Index Swap

PGIM Core Short-Term Bond Fund

Schedule of Investments

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 88.9%

ASSET-BACKED SECURITIES 11.2%

Automobiles 6.4%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%	01/17/23	5,102	$5,143,523
Series 2019-02, Class A3	2.230	01/16/24	3,700	3,753,080
Ally Master Owner Trust,
Series 2018-02, Class A	3.290	05/15/23	9,100	9,179,185
Series 2018-04, Class A	3.300	07/17/23	10,000	10,139,882
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A	2.110	01/15/23	192	192,666
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A	3.150	05/15/23	5,000	5,042,007
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110	10/17/22	419	420,311
Series 2018-01, Class A3	2.480	11/15/22	926	932,114
Series 2018-02, Class A3	2.980	01/17/23	2,187	2,208,771
Series 2018-03, Class A3	3.130	06/15/23	5,509	5,597,367
Series 2018-04, Class A3	3.360	09/15/23	7,598	7,758,683
Series 2019-02, Class A3	2.680	03/15/24	3,500	3,577,300
Series 2020-04, Class A3	0.500	08/15/25	2,400	2,411,395
Fifth Third Auto Trust,
Series 2019-01, Class A3	2.640	12/15/23	2,345	2,382,823
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A	0.500	12/15/22	2,603	2,607,030
Series 2020-B, Class A2B, 1 Month LIBOR + 0.260%	0.387(c)	12/15/22	2,603	2,605,887
Ford Credit Auto Owner Trust,
Series 2016-01, Class A, 144A	2.310	08/15/27	3,250	3,252,616
Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,713,912
Ford Credit Floorplan Master Owner Trust,
Series 2019-01, Class A	2.840	03/15/24	8,400	8,648,216
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,921,071
GM Financial Automobile Leasing Trust,
Series 2019-03, Class A2A	2.090	10/20/21	186	186,261
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	2,067	2,093,428
Series 2018-04, Class A3	3.210	10/16/23	3,650	3,715,715
GMF Floorplan Owner Revolving Trust,
Series 2018-04, Class A1, 144A	3.500	09/15/23	13,100	13,365,084
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,816,069
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010	05/18/22	1,498	1,509,072

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Honda Auto Receivables Owner Trust, (cont’d.)
Series 2019-02, Class A3	2.520%	06/21/23	2,000	$2,034,705
Hyundai Auto Lease Securitization Trust,
Series 2019-B, Class A2, 144A	2.080	12/15/21	2,363	2,367,003
Series 2020-B, Class A2, 144A	0.360	01/17/23	2,600	2,602,965
Hyundai Floorplan Master Owner Trust,
Series 2019-01, Class A, 144A	2.680	04/15/24	4,900	5,040,414
Mercedes-Benz Auto Receivables Trust,
Series 2018-01, Class A3	3.030	01/17/23	1,873	1,893,494
Nissan Auto Receivables Owner Trust,
Series 2018-B, Class A3	3.060	03/15/23	2,453	2,488,236
Santander Retail Auto Lease Trust,
Series 2019-A, Class A2, 144A	2.720	01/20/22	1,374	1,376,649
Series 2019-C, Class A2A, 144A	1.890	09/20/22	8,802	8,861,903
Series 2020-B, Class A2, 144A	0.420	11/20/23	10,400	10,420,025
Toyota Auto Receivables Owner Trust,
Series 2018-C, Class A3	3.020	12/15/22	3,472	3,517,151
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	5,341	5,426,966
Series 2018-D, Class A3	3.330	04/15/24	6,638	6,778,944
Series 2019-A, Class A3	3.040	05/15/24	1,520	1,550,487
World Omni Automobile Lease Securitization Trust,
Series 2019-B, Class A2A	2.050	07/15/22	5,264	5,290,214

				175,822,624

Credit Cards 3.4%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060	02/15/24	7,700	7,801,950
Series 2018-08, Class A	3.180	04/15/24	7,700	7,844,163
Series 2019-01, Class A	2.870	10/15/24	15,000	15,453,456
Series 2019-02, Class A	2.670	11/15/24	6,900	7,109,781
Series 2019-03, Class A	2.000	04/15/25	14,800	15,232,934
BA Credit Card Trust,
Series 2018-A03, Class A3	3.100	12/15/23	4,500	4,560,314
Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,994,318
Discover Card Execution Note Trust,
Series 2018-A04, Class A4	3.110	01/16/24	7,400	7,499,523

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    21

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)

Discover Card Execution Note Trust, (cont’d.)
Series 2018-A05, Class A5	3.320%	03/15/24	10,100	$10,298,608
Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,027,218

				93,822,265

Home Equity Loans 1.0%

ABFC Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.810(c)	04/25/33	645	606,558
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	03/25/34	485	482,024
Accredited Mortgage Loan Trust,
Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.830(c)	01/25/35	955	943,176
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)	2.680(c)	11/25/33	13	17,796
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	0.870(c)	12/25/33	201	197,670
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.830(c)	09/25/33	6,580	6,630,897
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)	1.090(c)	05/25/34	9	8,534
Asset-Backed Funding Certificate Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	231	235,366
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.810(c)	11/25/33	193	188,690
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 1.230%)	1.360(c)	06/25/43	408	411,316
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	11/25/33	1,150	1,134,287

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Equifirst Mortgage Loan Trust,
Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980%(c)	12/25/32	41	$41,704
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.480(c)	02/25/33	406	409,572
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.450(c)	08/25/33	773	779,096
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	1.420(c)	08/25/33	705	704,494
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.210(c)	04/25/34	274	273,725
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	0.830(c)	09/25/34	140	135,789
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.930(c)	08/25/35	48	43,941
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.330(c)	08/25/35	267	265,041
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.630(c)	11/25/32	166	165,313
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	1.405(c)	04/25/33	1,153	1,153,280
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 3.450%)	3.580(c)	04/25/33	88	88,785
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	09/25/33	847	847,051
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	2.755(c)	09/25/33	13	12,934
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.150(c)	10/25/33	136	135,214
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	08/25/34	2,552	2,526,070
New Century Home Equity Loan Trust,
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	1.015(c)	05/25/34	2,913	2,870,034

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    23

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

Renaissance Home Equity Loan Trust,
Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	0.990%(c)	06/25/33	248	$231,369
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5	4.626(cc)	06/25/34	4,725	4,849,910
Saxon Asset Securities Trust,
Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.530(c)	12/25/33	32	32,300

				26,421,936

Residential Mortgage-Backed Securities 0.4%

Ameriquest Mortgage Securities, Inc., Asset-Backed
Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)	1.000(c)	07/25/34	339	339,156
Amortizing Residential Collateral Trust,
Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	1.930(c)	07/25/32	76	75,899
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	0.630(c)	05/25/32	331	326,120
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660%
(Cap N/A, Floor 0.660%)	0.790(c)	11/25/32	294	291,268
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.180(c)	07/25/33	137	137,303
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%
(Cap N/A, Floor 0.750%)	0.880(c)	03/25/34	172	171,497
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.150(c)	11/25/33	557	550,072
Equity One Mortgage Pass-Through Trust,
Series 2003-01, Class M1	4.860(cc)	08/25/33	54	55,576
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.850(c)	08/25/34	168	167,568
GSAMP Trust,
Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 2.775%)	2.906(c)	03/20/33	22	23,888

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

HSI Asset Securitization Corp. Trust,
Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)	0.380%(c)	03/25/36	1,400	$1,383,624
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	1.255(c)	07/25/33	755	754,510
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.150(c)	08/25/33	358	356,541
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	0.925(c)	06/25/34	1,796	1,766,506
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)	0.985(c)	07/25/34	2,369	2,336,247
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.980(c)	02/25/34	218	220,787
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.780(c)	10/25/34	710	710,977
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.030(c)	05/25/34	413	406,585
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.930(c)	10/25/35	521	513,131
Structured Asset Investment Loan Trust,
Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)	0.810(c)	01/25/33	98	96,577

				10,683,832

Student Loan 0.0%

Navient Student Loan Trust,
Series 2019-01A, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)	0.460(c)	12/27/67	142	142,267

TOTAL ASSET-BACKED SECURITIES
(cost $297,399,792)				306,892,924

CERTIFICATES OF DEPOSIT 4.0%
Bank of Montreal, 3 Month LIBOR + 0.110%	0.339(c)	12/13/21	10,000	10,008,629
BNP Paribas SA, 3 Month LIBOR + 0.250%	0.464(c)	02/01/21	12,000	12,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    25

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.110%	0.348%(c)	01/03/22	7,000	$6,996,504
Credit Agricole Corporate & Investment Bank, 3
Month LIBOR + 0.480%	0.700(c)	09/13/21	10,000	10,020,074
Nordea Bank Abp, 3 Month LIBOR + 0.200%	0.421(c)	02/14/22	20,000	20,009,904
Royal Bank of Canada, 3 Month LIBOR + 0.110%	0.329(c)	12/16/21	10,000	10,008,712
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350%	0.574(c)	07/12/21	5,000	5,005,524
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.355%	0.576(c)	05/13/21	16,000	16,011,994
Svenska Handelsbanken, 3 Month LIBOR + 0.200%	0.420(c)	02/18/22	20,000	20,023,437

TOTAL CERTIFICATES OF DEPOSIT
(cost $109,990,366)				110,084,778

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.3%
BANK,
Series 2017-BNK05, Class A1	1.909	06/15/60	552	553,051
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.849(c)	03/15/37	37,270	37,187,842
Benchmark Mortgage Trust,
Series 2018-B03, Class A2	3.848	04/10/51	2,160	2,284,265
Series 2018-B05, Class A2	4.077	07/15/51	1,800	1,932,139
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	0.797(c)	03/15/37	35,000	35,087,279
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.926(c)	12/15/36	5,995	6,007,559
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.214(c)	09/15/37	9,369	8,854,666
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.196(c)	12/15/37	9,500	9,536,311
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)	0.917(c)	07/15/32	4,568	4,573,482
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A2	2.450	07/10/49	20,000	20,041,792
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	997	993,819

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-UBS05, Class A2	3.031%	09/10/47	644	$643,510
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.127(c)	09/15/33	11,508	11,392,930
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR +
0.980% (Cap N/A, Floor 0.980%)	1.106(c)	05/15/36	35,000	35,043,613
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A1	1.502	08/10/49	194	194,076
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861	03/10/51	2,552	2,594,411
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.216(c)	10/15/31	21,300	21,340,244
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A	3.472	07/15/47	14,302	14,357,790
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	0.977(c)	10/15/32	9,482	9,200,959
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.094(c)	07/05/33	19,358	19,102,217
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.126(c)	09/15/29	4,600	4,608,862
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	696	725,825
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	9,268	9,843,504
Series 2014-C24, Class A3	3.098	11/15/47	19,500	19,555,101
Series 2014-C24, Class A4A2, 144A	3.373	11/15/47	25,000	26,714,268
JPMDB Commercial Mortgage Securities Trust,
Series 2020-COR07, Class A2	2.215	05/13/53	25,000	26,274,413
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A	3.128	07/12/50	4,803	4,860,001
LSTAR Commercial Mortgage Trust,
Series 2017-05, Class A2, 144A	2.776	03/10/50	10,439	10,568,636
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C06, Class A4	2.858	11/15/45	3,675	3,777,126
Series 2013-C07, Class A3	2.655	02/15/46	5,849	5,983,250
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4	3.244	03/15/45	3,450	3,500,119
Series 2016-UB12, Class A2	2.932	12/15/49	13,200	13,381,331
Series 2018-H03, Class A2	3.997	07/15/51	2,250	2,408,220

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    27

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950%	1.076%(c)	01/15/26	11,900	$11,959,513
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A2	3.713	02/15/51	2,400	2,516,792
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091	08/10/49	8,530	8,815,271
Series 2012-C04, Class A3	2.533	12/10/45	14,540	14,634,179
Series 2012-C04, Class A5	2.850	12/10/45	4,512	4,672,911
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class A2B	4.685(cc)	12/15/48	3,730	3,823,408

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $419,067,087)				419,544,685

CORPORATE BONDS 58.4%

Aerospace & Defense 0.6%

General Dynamics Corp.,
Gtd. Notes, 3 Month LIBOR + 0.380%	0.594(c)	05/11/21	10,675	10,680,641
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	3.350	09/15/21	5,263	5,361,535

				16,042,176

Agriculture 0.3%

Altria Group, Inc.,
Gtd. Notes	3.490	02/14/22	6,000	6,191,408
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	1.375	07/23/23	3,000	3,075,072

				9,266,480

Airlines 0.7%

Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17,500	18,960,176

Apparel 0.5%

VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	15,000	15,313,126

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 3.3%

American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.575%(c)	11/05/21	3,410	$3,417,779
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	1.850	09/15/21	8,000	8,066,177
Gtd. Notes, 144A	3.400	08/13/21	7,000	7,116,872
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,708,234
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.450%	0.663(c)	02/22/21	11,000	11,003,072
Gtd. Notes, 144A	2.300	02/12/21	1,670	1,670,930
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%	1.168(c)	03/02/21	8,000	8,004,197
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.340(c)	06/13/22	10,000	10,009,501
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	0.505(c)	04/13/21	10,000	10,004,543
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.527(c)	10/07/21	11,000	11,017,985
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690%	0.915(c)	01/11/22	550	553,353
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	2.900	05/13/22	10,000	10,308,233

				91,880,876

Banks 15.6%

Australia & New Zealand Banking Group Ltd.
(Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	0.703(c)	11/21/22	20,434	20,555,004
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	1.785(c)	04/11/22	12,200	12,373,354
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	5.000	05/13/21	1,225	1,241,324
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	0.685(c)	04/13/21	7,500	7,506,746
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.262(c)	10/30/23	1,927	1,955,917
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,879,007
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	0.859(c)	09/19/22	1,750	1,764,409
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	14,378,007

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    29

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650%	02/27/24	17,750	$17,759,998
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR +	0.954(c)	07/20/22	960	967,230
0.730%
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes	1.700	05/12/22	26,000	26,433,433
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.800%	0.857(c)	03/17/23	21,000	21,242,869
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.939(c)	06/16/22	2,260	2,279,815
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	0.824(c)	05/20/22	4,750	4,757,886
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.930(c)	03/10/22	5,000	5,032,643
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR +	0.916(c)	09/18/22	250	252,242
0.680%
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, SOFR + 0.300%	0.346(c)	01/12/24	14,000	14,012,457
Sr. Unsec’d. Notes	3.125	04/26/21	8,000	8,054,940
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.430(c)	02/02/24	7,500	7,502,709
Sr. Unsec’d. Notes, SOFR + 0.450%	0.528(c)	02/04/22	18,000	18,051,895
Sr. Unsec’d. Notes	2.100	11/12/21	9,000	9,128,253
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	7,194,303
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	0.627(ff)	11/17/23	20,000	20,036,909
Sr. Unsec’d. Notes	2.625	04/25/21	3,200	3,211,146
Huntington National Bank (The),
Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,212,968
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN	6.500	02/24/21	3,084	3,094,931
KeyBank NA,
Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,730,554
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	1.039(c)	06/21/21	3,000	3,008,553
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,663,371
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.273	09/13/21	9,210	9,322,580

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, SOFR + 0.700%	0.741%(c)	01/20/23	9,167	$9,203,920
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.618(c)	10/24/23	11,551	11,779,087
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	3,500	3,564,685
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.890%	1.115(c)	01/10/22	400	403,059
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	12,750	12,763,594
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	5,095,147
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.530(c)	02/24/23	14,000	14,033,713
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.713(c)	07/27/22	350	352,172
Sr. Unsec’d. Notes	2.150	04/29/21	1,385	1,389,402
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	0.602(c)	04/30/21	10,000	10,008,652
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.881(c)	11/15/21	9,000	9,034,447
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.520(c)	01/27/23	2,750	2,765,576
Truist Bank,
Sr. Unsec’d. Notes, SOFR + 0.730%	0.792(c)	03/09/23	2,750	2,777,847
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	0.812(c)	05/17/22	15,000	15,084,938
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.750	04/21/22	12,500	12,711,689
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	0.653(c)	05/23/22	6,300	6,328,084
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.100	07/26/21	10,000	10,090,126
Wells Fargo Bank NA,
Sr. Unsec’d. Notes	2.082(ff)	09/09/22	12,000	12,126,071
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.941(c)	05/15/23	175	177,094

				429,294,756

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    31

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.9%

Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.551%	05/25/21	10,000	$10,101,627
PepsiCo, Inc.,
Sr. Unsec’d. Notes	0.400	10/07/23	14,500	14,535,888

				24,637,515

Biotechnology 0.6%

Gilead Sciences, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	0.379(c)	09/17/21	3,500	3,501,747
Sr. Unsec’d. Notes	0.750	09/29/23	6,000	6,013,042
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.771(c)	09/29/23	6,000	6,010,510

				15,525,299

Chemicals 0.3%

Air Liquide Finance SA (France),
Gtd. Notes, 144A	2.250	09/27/23	2,780	2,905,714
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	5,000	5,161,363

				8,067,077

Commercial Services 0.5%

PayPal Holdings, Inc.,
Sr. Unsec’d. Notes	1.350	06/01/23	9,000	9,191,005
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	5.800	05/01/21	5,000	5,066,150

				14,257,155

Computers 1.4%

Apple, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	1.343(c)	02/23/21	6,524	6,528,594
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,118,085
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	0.900(c)	03/12/21	5,000	5,003,193

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers (cont’d.)

IBM Credit LLC,
Sr. Unsec’d. Notes	2.650%	02/05/21	3,000	$3,000,632
International Business Machines Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%	0.621(c)	05/13/21	18,800	18,821,041

				38,471,545

Cosmetics/Personal Care 0.6%

Procter & Gamble Co. (The),
Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,690,749
Unilever Capital Corp. (United Kingdom),
Gtd. Notes	0.375	09/14/23	10,000	10,035,353

				16,726,102

Diversified Financial Services 2.2%

American Express Co.,
Sr. Unsec’d. Notes	3.700	11/05/21	24,000	24,553,292
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	0.932(c)	03/03/22	1,561	1,570,542
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.175(c)	06/01/21	19,000	18,970,101
Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	6,000	6,336,622
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	0.533(c)	05/21/21	10,500	10,506,680

				61,937,237

Electric 5.1%

American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR +
0.480%	0.685(c)	11/01/23	12,000	12,010,352
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,187,757
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	3.600	11/01/21	9,250	9,475,840
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR +
0.400%	0.651(c)	06/25/21	9,000	9,013,414

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    33

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Consolidated Edison, Inc.,
Sr. Unsec’d. Notes	2.000%	05/15/21	3,500	$3,512,144
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,852,093
Duke Energy Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	0.721(c)	05/14/21	500	500,594
Duke Energy Florida LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.250%	0.482(c)	11/26/21	345	345,544
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	2,500	2,612,182
Gtd. Notes, 144A	4.250	09/14/23	5,000	5,458,060
Entergy Louisiana LLC,
First Mortgage	0.620	11/17/23	10,750	10,770,209
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%	0.615(c)	06/30/21	369	369,523
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.900	04/01/22	17,500	18,024,006
PPL Electric Utilities Corp.,
First Mortgage	2.500	09/01/22	9,000	9,250,473
Southern California Edison Co.,
First Mortgage, Series D, 3 Month LIBOR + 0.270%	0.501(c)	12/03/21	24,750	24,760,705

				139,142,896

Foods 3.1%

General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	0.763(c)	04/16/21	10,243	10,253,371
Sr. Unsec’d. Notes	3.200	04/16/21	16,500	16,597,069
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	2.000	10/28/21	10,000	10,108,979
Mondelez International, Inc.,
Sr. Unsec’d. Notes	0.625	07/01/22	21,900	21,994,709
Nestle Holdings, Inc.,
Gtd. Notes, 144A	0.375	01/15/24	10,000	9,993,015
Gtd. Notes, 144A	3.100	09/24/21	15,500	15,752,680

				84,699,823

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.5%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A	3.734%	07/15/23	14,126	$15,145,733

Healthcare-Products 0.3%

Stryker Corp.,
Sr. Unsec’d. Notes	0.600	12/01/23	4,750	4,756,733
Sr. Unsec’d. Notes	2.625	03/15/21	3,350	3,356,712

				8,113,445

Household Products/Wares 0.7%

Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.798(c)	06/24/22	18,050	18,166,722

Insurance 5.8%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.759(c)	09/20/21	24,400	24,400,770
Ambac Assurance Corp.,
Sub. Notes, 144A	5.100	–(d)(rr)	11	14,567
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes	2.750	03/15/23	13,000	13,616,687
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.701(c)	06/11/21	16,800	16,826,382
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450	10/09/21	9,250	9,454,470
Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	14,151,418
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.552(c)	08/06/21	5,500	5,507,708
Sec’d. Notes, 144A	2.900	01/17/24	2,000	2,146,249
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.664(c)	07/12/22	16,760	16,841,004
Pacific Life Global Funding II,
Sr. Sec’d. Notes, 144A	0.500	09/23/23	12,000	12,045,522
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	17,750	17,761,817
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631	10/13/23	10,750	10,819,446
Sr. Sec’d. Notes, 144A	0.473	01/12/24	15,000	15,000,818

				158,586,858

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    35

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Construction & Mining 0.6%

Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700%	08/09/21	1,471	$1,482,204
Sr. Unsec’d. Notes, MTN	0.450	09/14/23	15,000	15,025,496

				16,507,700

Machinery-Diversified 1.0%

John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.490(c)	09/10/21	10,600	10,615,826
Sr. Unsec’d. Notes, MTN	3.900	07/12/21	4,600	4,675,697
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.688(c)	04/05/23	13,225	13,229,385

				28,520,908

Media 0.7%

Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.950	06/30/23	3,500	3,680,081
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	0.621(c)	03/04/22	3,750	3,764,894
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	0.475(c)	09/01/21	3,000	3,003,372
Gtd. Notes, 3 Month LIBOR + 0.390%	0.615(c)	09/01/22	8,000	8,033,128

				18,481,475

Oil & Gas 4.4%

BP Capital Markets America, Inc.,
Gtd. Notes	2.112	09/16/21	11,126	11,233,919
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	0.595(c)	03/06/22	1,362	1,367,105
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,564,308
Phillips 66,
Gtd. Notes	0.900	02/15/24	16,000	16,032,913
Gtd. Notes	3.700	04/06/23	7,200	7,684,560
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.750	01/15/24	10,750	10,752,547
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.750	04/16/22	13,020	13,362,592

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Total Capital International SA (France),
Gtd. Notes	2.218%	07/12/21	11,000	$11,077,163
Valero Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.367(c)	09/15/23	15,000	15,039,449
Sr. Unsec’d. Notes	2.700	04/15/23	12,000	12,517,498

				120,632,054

Pharmaceuticals 3.2%

AbbVie, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.563(c)	05/21/21	11,000	11,010,340
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.460%	0.691(c)	11/19/21	5,000	5,013,579
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.863(c)	11/21/22	4,000	4,031,502
Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,095,365
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.500	06/25/21	7,500	7,573,423
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537	11/13/23	20,000	20,030,700
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.601(c)	05/16/22	4,000	4,014,314
Cigna Corp.,
Gtd. Notes	3.400	09/17/21	16,466	16,784,855
EMD Finance LLC (Germany),
Gtd. Notes, 144A	2.950	03/19/22	1,500	1,537,311
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	0.534	10/01/23	13,500	13,540,540

				87,631,929

Pipelines 1.0%

Enterprise Products Operating LLC,
Gtd. Notes	3.500	02/01/22	19,250	19,852,042
Gtd. Notes	3.900	02/15/24	4,376	4,781,433
Kinder Morgan, Inc.,
Gtd. Notes, 144A	5.000	02/15/21	2,604	2,608,104

				27,241,579

Retail 1.6%

7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	5,000	5,006,644

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    37

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

7-Eleven, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	0.800%	02/10/24	7,000	$7,009,940
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.700	04/15/22	5,730	5,906,991
Home Depot, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.535(c)	03/01/22	2,419	2,425,731
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,177,044
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.649(c)	10/28/21	3,100	3,108,410
Starbucks Corp.,
Sr. Unsec’d. Notes	1.300	05/07/22	2,000	2,024,168
Walmart, Inc.,
Sr. Unsec’d. Notes	3.125	06/23/21	11,717	11,852,474

				43,511,402

Savings & Loans 0.9%

Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.550	01/22/24	25,000	24,963,672

Semiconductors 0.4%

Intel Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.564(c)	05/11/22	10,000	10,036,356

Software 0.3%

Electronic Arts, Inc.,
Sr. Unsec’d. Notes	3.700	03/01/21	8,000	8,000,000
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,832,135

				9,832,135

Telecommunications 0.4%

Rogers Communications, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.600%	0.836(c)	03/22/22	10,400	10,455,976

Transportation 0.9%

FedEx Corp.,
Gtd. Notes	3.400	01/14/22	1,000	1,029,763

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.875%	06/01/22	6,000	$6,181,246
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.601(c)	05/16/22	11,800	11,845,905
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.688(c)	04/01/23	5,144	5,177,850

				24,234,764

TOTAL CORPORATE BONDS
(cost $1,589,825,522)				1,606,284,947

TOTAL LONG-TERM INVESTMENTS
(cost $2,416,282,767)				2,442,807,334

			Shares

SHORT-TERM INVESTMENTS 11.5%

AFFILIATED MUTUAL FUND 0.0%
PGIM Core Ultra Short Bond Fund
(cost $559,900)(wb)			559,900	559,900

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 2.7%
Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.190%	0.422%(c)	11/26/21	25,000	24,979,373
Natixis SA, 3 Month LIBOR + 0.130%	0.360(c)	12/09/21	25,000	25,021,152
Skandinaviska Enskilda Banken AB, 3 Month LIBOR + 0.070%	0.300(c)	12/03/21	25,000	24,978,661

TOTAL CERTIFICATES OF DEPOSIT
(cost $75,000,000)				74,979,186

COMMERCIAL PAPER 8.8%
American Honda Finance Corp.	0.300(n)	03/08/21	10,000	9,997,329
American Honda Finance Corp.	0.300(n)	03/11/21	1,000	999,711
AT&T, Inc., 144A	0.381(n)	11/16/21	25,000	24,929,675
BAT International Finance PLC, 144A	0.320(n)	03/01/21	10,000	9,998,269

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    39

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Consolidated Edison Co. of New York, Inc., 144A	0.410%(n)	02/26/21	12,500	$12,498,075
ENI Finance USA, Inc.,
144A	0.380(n)	03/03/21	5,000	4,999,111
144A	0.380(n)	03/19/21	15,000	14,994,732
Glencore Funding LLC, 144A	0.320(n)	03/19/21	25,000	24,984,449
HSBC Bank PLC, 144A, 3 Month LIBOR + 0.130%	0.359(c)	09/17/21	12,500	12,507,735
HSBC Bank USA NA, 144A	0.462(n)	12/10/21	15,000	14,951,569
Province of Alberta Canada, 144A	0.301(n)	12/09/21	8,000	7,983,672
Societe Generale SA, 144A, 3 Month LIBOR + 0.160%	0.390(c)	12/13/21	25,000	25,012,892
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.090%	0.322(c)	12/03/21	25,000	25,012,442
TransCanada PipeLines Ltd., 144A	0.340(n)	02/02/21	5,000	4,999,917
UBS AG, 144A, 3 Month LIBOR + 0.080%	0.304(c)	10/12/21	12,500	12,504,413
Volkswagen Group of America Finance LLC, 144A	0.523(n)	10/25/21	15,000	14,938,354
Waste Management, Inc., 144A	0.351(n)	07/12/21	20,000	19,974,124

TOTAL COMMERCIAL PAPER
(cost $241,223,066)				241,286,469

TOTAL SHORT-TERM INVESTMENTS
(cost $316,782,966)				316,825,555

TOTAL INVESTMENTS 100.4%
(cost $2,733,065,733)				2,759,632,889
Liabilities in excess of other assets(z) (0.4)%				(10,106,491)

NET ASSETS 100.0%				$2,749,526,398

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at January 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2021	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
22,854	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	$ (207,181)	$ (320,248)	$ (113,067)
173,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(774,544)	(2,360,040)	(1,585,496)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(370,434)	70,238
95,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,013,686	(1,709,250)	(3,722,936)
22,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(535,710)	(645,874)	(110,164)
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(836,420)	(700,790)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(158,576)	(158,576)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(782,387)	(794,021)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(1,632,801)	(1,345,962)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(1,891,037)	(1,774,622)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	35,288	35,288
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(468,897)	(451,294)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(2,120,764)	(1,534,033)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(488,434)	(488,434)
65,700	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(3,959,253)	(4,334,900)	(375,647)
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(3,343)	117,640	120,983

				$(5,038,601)	$(17,967,134)	$(12,928,533)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$3,830,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    41

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$175,822,624	$—
Credit Cards.	—	93,822,265	—
Home Equity Loans	—	26,421,936	—
Residential Mortgage-Backed Securities	—	10,683,832	—
Student Loan	—	142,267	—
Certificates of Deposit	—	185,063,964	—
Commercial Mortgage-Backed Securities	—	419,544,685	—
Corporate Bonds	—	1,606,284,947	—
Affiliated Mutual Fund	559,900	—	—
Commercial Paper	—	241,286,469	—

Total	$559,900	$2,759,072,989	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$226,509	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(13,155,042)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows (unaudited):

Banks	15.6%
Commercial Mortgage-Backed Securities	15.3
Commercial Paper	8.8
Certificates of Deposit	6.7
Automobiles	6.4
Insurance	5.8
Electric	5.1
Oil & Gas	4.4
Credit Cards	3.4
Auto Manufacturers	3.3
Pharmaceuticals	3.2

Foods	3.1%
Diversified Financial Services	2.2
Retail	1.6
Computers	1.4
Machinery-Diversified	1.0
Pipelines	1.0
Home Equity Loans	1.0
Savings & Loans	0.9
Beverages	0.9
Transportation	0.9
Airlines	0.7

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Industry Classification (continued):

Media	0.7%
Household Products/Wares	0.7
Cosmetics/Personal Care	0.6
Machinery-Construction & Mining	0.6
Aerospace & Defense	0.6
Biotechnology	0.6
Apparel	0.5
Forest Products & Paper	0.5
Commercial Services	0.5
Residential Mortgage-Backed Securities	0.4
Telecommunications	0.4
Semiconductors	0.4
Software	0.3

Agriculture	0.3%
Healthcare-Products	0.3
Chemicals	0.3
Affiliated Mutual Fund	0.0 *
Student Loan	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for	Statement of			Statement of
as hedging instruments,	Assets and	Fair		Assets and	Fair
carried at fair value	Liabilities Location	Value		Liabilities Location	Value

Interest rate contracts	Due from/to broker-variation margin swaps	$226,509	*	Due from/to broker-variation margin swaps	$13,155,042	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging
instruments, carried at fair value	Swaps

Interest rate contracts	$(12,714,853)

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    43

PGIM Core Short-Term Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments,
carried at fair value	Swaps

Interest rate contracts	$417,390

For the year ended January 31, 2021, the Fund’s average volume of derivative activities is as follows:

Interest Rate
Swap
Agreements(1)

$914,640,800

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the year ended January 31, 2021.

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $2,732,505,833)	$2,759,072,989
Affiliated investments (cost $559,900)	559,900
Cash	2,312
Dividends and interest receivable	7,342,972
Deposit with broker for centrally cleared/exchange-traded derivatives	3,830,000
Prepaid expenses and other assets	111,403

Total Assets	2,770,919,576

Liabilities

Payable for investments purchased	19,490,040
Dividends payable	1,480,897
Due to broker—variation margin swaps	282,486
Accrued expenses and other liabilities	62,810
Management fee payable	59,379
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	899

Total Liabilities	21,393,178

Net Assets	$2,749,526,398

Net assets were comprised of:
Shares of beneficial interest, at par	$297,904
Paid-in capital in excess of par	2,768,561,360
Total distributable earnings (loss)	(19,332,866)

Net assets, January 31, 2021	$2,749,526,398

Net asset value and redemption price per share
($2,749,526,398 ÷ 297,903,639 shares of beneficial interest issued and outstanding)	$9.23

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    45

PGIM Core Short-Term Bond Fund

Statement of Operations

Year Ended January 31, 2021

Net Investment Income (Loss)

Income
Interest income	$52,849,689
Affiliated dividend income	757,255

Total income	53,606,944

Expenses
Management fee	702,642
Custodian and accounting fees	100,749
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	100,037
Audit fee	38,984
Legal fees and expenses	21,339
Trustees’ fees	10,800
Shareholders’ reports	7,963
Miscellaneous	39,484

Total expenses	1,021,998

Net investment income (loss)	52,584,946

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(34,551,718)
Swap agreement transactions	(12,714,853)

(47,266,571)

Net change in unrealized appreciation (depreciation) on:
Investments	40,262,314
Swap agreements	417,390

40,679,704

Net gain (loss) on investment transactions	(6,586,867)

Net Increase (Decrease) In Net Assets Resulting From Operations	$45,998,079

See Notes to Financial Statements.

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2021	2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$52,584,946	$83,275,708
Net realized gain (loss) on investment transactions	(47,266,571)	23,840,046
Net change in unrealized appreciation (depreciation) on investments	40,679,704	(16,620,831)

Net increase (decrease) in net assets resulting from operations	45,998,079	90,494,923

Dividends and Distributions
Distributions from distributable earnings	(37,768,493)	(92,073,145)
Tax return of capital distributions	(1,515,195)	—

Total dividends and distributions	(39,283,688)	(92,073,145)

Fund share transactions
Net proceeds from shares sold	1,738,879,927	299,662,161
Net asset value of shares issued in reinvestment of dividends and distributions	11,638,591	30,665,787
Cost of shares purchased	(1,719,601,850)	(528,079,289)

Net increase (decrease) in net assets from Fund share transactions	30,916,668	(197,751,341)

Total increase (decrease)	37,631,059	(199,329,563)

Net Assets:

Beginning of year	2,711,895,339	2,911,224,902

End of year	$2,749,526,398	$2,711,895,339

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    47

PGIM Core Ultra Short Bond Fund

Schedule of Investments

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.4%

CERTIFICATES OF DEPOSIT 17.2%
Adventist Health System/Sunbelt Inc.	1.670%	04/06/21	20,000	$20,048,973
Bank of America NA,
SOFR + 0.150%	0.190(c)	05/03/21	90,000	90,002,174
SOFR + 0.140%	0.200(c)	05/05/21	77,000	77,009,481
SOFR + 0.260%	0.300(c)	01/10/22	54,000	54,001,537
Bank of America NA	0.230	07/06/21	140,000	140,028,325
Bank of Montreal, 3 Month LIBOR + 0.000%	0.223(c)	07/20/21	88,000	87,917,898
3 Month LIBOR + 0.040%	0.255(c)	02/25/22	32,000	32,000,001
3 Month LIBOR + 0.050%	0.256(c)	08/10/21	2,000	2,000,626
SOFR + 0.230%	0.270(c)	04/27/21	25,000	25,009,231
3 Month LIBOR + 0.040%	0.277(c)	10/06/21	1,300	1,300,438
3 Month LIBOR + 0.100%	0.320(c)	11/17/21	45,000	45,035,836
3 Month LIBOR + 0.110%	0.339(c)	12/13/21	60,000	60,051,773
Bank of Montreal	0.210	10/15/21	175,000	174,979,901
Bank of Nova Scotia,
3 Month LIBOR + 0.050%	0.275(c)	09/01/21	134,000	134,030,788
3 Month LIBOR + 0.080%	0.292(c)	07/29/21	95,000	95,037,127
3 Month LIBOR + 0.100%	0.313(c)	02/08/21	64,000	64,001,531
BNP Paribas SA,
SOFR + 0.140%	0.180(c)	03/04/21	105,000	105,008,624
SOFR + 0.200%	0.240(c)	02/10/21	120,000	120,006,400
3 Month LIBOR + 0.070%	0.290(c)	08/04/21	36,000	36,010,911
1 Month LIBOR + 0.240%	0.366(c)	07/13/21	100,000	100,084,792
Canadian Imperial Bank of Commerce,
3 Month LIBOR + 0.040%	0.258(c)	07/23/21	67,000	66,978,218
3 Month LIBOR + 0.050%	0.270(c)	09/14/21	150,000	149,833,646
3 Month LIBOR + 0.070%	0.286(c)	08/03/21	179,000	179,053,954
3 Month LIBOR + 0.160%	0.392(c)	08/06/21	50,000	50,038,718
Citibank NA	0.180	03/01/21	67,500	67,504,587
Citibank NA	0.190	03/04/21	50,000	50,004,104
Citibank NA	0.190	04/01/21	67,500	67,508,008
Citibank NA	0.270	06/14/21	70,000	70,034,057
Citibank NA	0.270	06/14/21	91,000	91,044,274
Cooperatieve Rabobank UA, 3 Month LIBOR + 0.050%	0.264(c)	11/02/21	100,000	100,030,190
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.160%	0.394(c)	07/08/21	115,000	115,084,113
Credit Industriel et Commercial,
US Federal Funds Effective Rate + 0.210%	0.280(c)	02/04/21	50,000	50,000,333
US Federal Funds Effective Rate + 0.210%	0.280(c)	02/10/21	99,000	99,002,637

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Credit Industriel et Commercial, (cont’d.)
3 Month LIBOR + 0.100%	0.321%(c)	02/16/21	65,000	$65,003,678
3 Month LIBOR + 0.170%	0.391(c)	06/11/21	275,000	275,184,211
Credit Suisse AG,
SOFR + 0.300%	0.360(c)	08/06/21	96,000	96,085,418
Goldman Sachs Bank USA	0.000(cc)	02/16/21	71,000	71,007,453
Mizuho Bank Ltd., 1 Month LIBOR + 0.180%	0.303(c)	02/26/21	12,000	12,001,703
MUFG Bank Ltd.	0.230	11/01/21	120,000	120,000,000
MUFG Bank Ltd., 3 Month LIBOR + 0.460%	0.680(c)	02/04/21	32,000	32,000,736
Natixis SA,
3 Month LIBOR + 0.030%	0.254(c)	01/21/22	133,000	132,999,997
3 Month LIBOR + 0.040%	0.264(c)	01/20/22	30,000	29,999,999
SOFR + 0.250%	0.290(c)	02/12/21	122,900	122,909,999
3 Month LIBOR + 0.150%	0.374(c)	07/21/21	50,000	50,014,512
Natixis SA	0.600	02/01/21	67,000	67,002,789
Nordea Bank Abp,
3 Month LIBOR + 0.050%	0.274(c)	10/20/21	120,000	120,042,790
3 Month LIBOR + 0.100%	0.313(c)	05/21/21	32,000	32,012,473
3 Month LIBOR + 0.290%	0.504(c)	02/12/21	26,000	26,002,423
Royal Bank of Canada,
SOFR + 0.190%	0.230(c)	03/19/21	100,000	100,015,938
3 Month LIBOR + 0.050%	0.264(c)	08/02/21	100,000	100,025,258
3 Month LIBOR + 0.110%	0.329(c)	12/16/21	150,000	150,130,680
3 Month LIBOR + 0.140%	0.352(c)	07/30/21	100,000	100,049,123
Skandinaviska Enskilda Banken AB	0.200	08/16/21	117,000	117,010,328
Sumitomo Mitsui Banking Corp.,
1 Month LIBOR + 0.180%	0.324(c)	02/03/21	71,000	71,002,120
1 Month LIBOR + 0.200%	0.329(c)	02/22/21	149,000	149,021,057
Svenska Handelsbanken AB,
3 Month LIBOR + 0.050%	0.274(c)	08/31/21	93,000	93,037,764
3 Month LIBOR + 0.050%	0.291(c)	10/15/21	240,000	239,957,647
3 Month LIBOR + 0.120%	0.357(c)	07/06/21	174,000	174,118,249
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.100%	0.324(c)	08/20/21	50,000	50,024,730
Westpac Banking Corp.,
3 Month LIBOR + 0.030%	0.244(c)	02/12/21	70,000	70,001,545
3 Month LIBOR + 0.050%	0.266(c)	08/03/21	50,000	50,017,585

TOTAL CERTIFICATES OF DEPOSIT (cost $5,335,256,226)				5,336,363,411

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    49

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER 36.9%
Bank of America Securities, Inc., 144A, SOFR + 0.150%	0.190%(c)	05/03/21	50,000	$50,010,103
Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.090%	0.311(c)	02/16/21	90,000	90,004,743
BNG Bank NV,
144A	0.190(n)	04/01/21	84,000	83,979,747
BPCE SA,
144A	0.190(n)	05/07/21	150,000	149,941,608
144A	0.230(n)	03/19/21	14,290	14,287,608
Canadian Imperial Bank of Commerce, 144A, 3 Month LIBOR + 0.110%	0.347(c)	01/04/22	121,000	121,063,404
CDP Financial, Inc., 144A	0.130(n)	05/03/21	46,500	46,484,702
144A	0.150(n)	04/12/21	195,000	194,952,945
144A	0.150(n)	04/13/21	150,000	149,963,308
144A	0.160(n)	07/19/21	75,000	74,954,756
144A	0.180(n)	03/11/21	50,000	49,994,476
144A	0.200(n)	10/20/21	30,000	29,964,580
Citigroup Global Markets Inc.,
144A	0.170(n)	02/01/21	52,000	51,999,610
144A	0.220(n)	04/21/21	59,000	58,981,588
144A	0.220(n)	04/07/21	85,000	84,978,646
144A	0.230(n)	05/07/21	47,000	46,981,704
144A	0.250(n)	07/14/21	82,000	81,933,831
144A	0.260(n)	08/11/21	54,500	54,445,667
144A	0.271(n)	09/13/21	50,000	49,939,152
144A	0.281(n)	09/01/21	75,000	74,914,448
DNB Bank ASA,
144A, 3 Month LIBOR + 0.010%	0.222(c)	01/28/22	22,500	22,500,000
144A, 3 Month LIBOR + 0.010%	0.225(c)	01/24/22	85,000	84,999,999
144A, 3 Month LIBOR + 0.040%	0.265(c)	02/05/21	95,000	95,003,515
144A, 3 Month LIBOR + 0.080%	0.304(c)	07/20/21	18,000	18,008,344
European Investment Bank	0.145(n)	03/16/21	543,000	542,916,047
European Investment Bank	0.180(n)	03/02/21	83,000	82,991,146
Federation Des Caisses Desjardins,
144A	0.160(n)	04/26/21	57,000	56,980,853
144A	0.175(n)	04/08/21	32,500	32,491,715
144A	0.195(n)	03/08/21	48,000	47,994,173
144A	0.195(n)	03/09/21	125,000	124,984,291
144A	0.195(n)	03/11/21	130,000	129,982,677
144A	0.195(n)	03/17/21	15,000	14,997,630
144A	0.195(n)	02/16/21	50,000	49,997,650

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Federation Des Caisses Desjardins, (cont’d.)
144A	0.195%(n)	02/17/21	100,000	$99,994,986
144A	0.200(n)	03/03/21	25,000	24,997,433
144A	0.200(n)	04/14/21	73,500	73,479,328
144A	0.200(n)	07/15/21	5,000	4,995,918
144A	0.200(n)	07/19/21	24,000	23,979,822
144A	0.205(n)	03/22/21	49,000	48,991,153
144A	0.230(n)	02/12/21	50,000	49,998,250
Goldman Sachs International,
144A	0.240(n)	03/15/21	358,000	357,937,350
144A	0.240(n)	03/25/21	60,000	59,986,525
144A	0.260(n)	03/01/21	90,000	89,989,847
144A	0.300(n)	06/15/21	175,000	174,866,139
144A	0.301(n)	10/14/21	10,000	9,982,227
HSBC Bank PLC,
144A	0.230(n)	10/26/21	125,000	124,784,375
144A, 3 Month LIBOR + 0.130%	0.367(c)	10/06/21	75,000	75,040,449
144A, 3 Month LIBOR + 0.260%	0.492(c)	06/03/21	165,000	165,130,804
JPMorgan Securities LLC,
144A, SOFR + 0.140%	0.170(c)	01/25/22	49,000	48,979,754
144A, SOFR + 0.140%	0.170(c)	01/26/22	55,000	54,977,212
144A	0.250(n)	05/17/21	125,000	124,945,250
144A, 3 Month LIBOR + 0.100%	0.330(c)	06/09/21	70,000	70,019,428
JPMorgan Securities LLC	0.190(n)	02/01/21	137,500	137,498,969
JPMorgan Securities LLC	0.230(n)	02/17/21	147,000	146,992,629
JPMorgan Securities LLC	0.220(n)	03/15/21	90,000	89,986,500
JPMorgan Securities LLC	0.230(n)	04/06/21	90,000	89,977,890
JPMorgan Securities LLC	0.210(n)	10/19/21	50,000	49,927,310
KFW,
144A	0.120(n)	02/18/21	36,000	35,997,700
144A	0.120(n)	02/22/21	150,000	149,988,000
144A	0.121(n)	02/19/21	174,000	173,987,820
144A	0.125(n)	04/22/21	260,000	259,916,077
144A	0.137(n)	03/01/21	168,000	167,982,496
LVMH Moet Hennessy Louis Vuitton SE,
144A	0.180(n)	02/18/21	60,000	59,996,900
144A	0.190(n)	03/02/21	42,000	41,995,482
144A	0.190(n)	03/01/21	50,000	49,994,833
144A	0.230(n)	03/23/21	50,700	50,690,446
144A	0.230(n)	04/20/21	175,000	174,946,056
144A	0.230(n)	04/22/21	11,000	10,996,500
144A	0.230(n)	04/27/21	20,000	19,993,204

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    51

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
LVMH Moet Hennessy Louis Vuitton SE, (cont’d.)
144A	0.230%(n)	05/04/21	150,000	$149,943,396
144A	0.230(n)	05/11/21	75,000	74,968,550
144A	0.240(n)	04/23/21	35,000	34,988,730
144A	0.240(n)	05/06/21	70,000	69,972,652
144A	0.240(n)	05/12/21	25,000	24,989,342
144A	0.250(n)	07/02/21	12,000	11,991,222
144A	0.250(n)	05/07/21	6,000	5,997,632
Michigan state University Board of Trustee	0.160	02/18/21	21,470	21,470,429
Michigan state University Board of Trustee	0.160	03/11/21	18,400	18,400,368
Mitsubishi International Corp.,
144A	0.110(n)	02/25/21	35,000	34,996,693
144A	0.220(n)	02/05/21	50,000	49,999,028
144A	0.226(n)	03/04/21	73,000	72,990,968
144A	0.250(n)	03/01/21	80,000	79,991,045
144A	0.250(n)	03/08/21	50,000	49,992,981
144A	0.250(n)	03/09/21	49,000	48,992,940
144A	0.250(n)	03/10/21	118,000	117,982,562
Natixis SA	0.260(n)	03/19/21	100,000	99,985,572
Nordea Bank Abp,
144A	0.190(n)	07/15/21	66,000	65,952,238
144A	0.190(n)	08/16/21	40,000	39,961,748
OMERS Finance Trust,
144A	0.120(n)	04/01/21	25,000	24,992,379
144A	0.140(n)	04/12/21	15,000	14,995,042
144A	0.200(n)	03/10/21	50,000	49,991,278
Port Authority of New York and New Jersey	0.320	02/10/21	15,285	15,285,611
Port Authority of New York and New Jersey	0.320	04/06/21	14,675	14,675,269
Province of Alberta,
144A	0.150(n)	04/12/21	50,000	49,987,428
144A	0.150(n)	04/14/21	75,000	74,980,468
144A	0.200(n)	03/01/21	38,000	37,996,401
144A	0.220(n)	03/24/21	50,000	49,991,150
144A	0.230(n)	07/07/21	41,000	40,970,483
144A	0.240(n)	06/02/21	20,000	19,989,598
144A	0.250(n)	09/09/21	50,000	49,941,463
144A	0.250(n)	06/10/21	149,750	149,665,441
144A	0.261(n)	09/08/21	191,000	190,778,568
Province of British Columbia	0.200(n)	05/17/21	33,000	32,986,932
Province of British Columbia	0.220(n)	06/21/21	39,500	39,478,034
Province of British Columbia	0.220(n)	07/15/21	50,000	49,970,079

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
PSP Capital, Inc., 144A	0.170%(n)	07/13/21	20,000	$19,986,250
144A	0.190(n)	03/08/21	50,000	49,994,986
144A	0.200(n)	04/05/21	35,560	35,552,698
144A	0.200(n)	06/10/21	100,000	99,949,400
144A	0.200(n)	06/23/21	150,000	149,911,188
144A	0.200(n)	10/08/21	50,000	49,952,050
144A	0.200(n)	10/19/21	50,000	49,949,227
144A	0.210(n)	04/20/21	100,000	99,973,675
144A	0.210(n)	04/22/21	100,000	99,972,794
144A	0.210(n)	07/07/21	50,000	49,966,875
Royal Bank of Canada, 144A, 3 Month LIBOR + 0.020%	0.261(c)	01/10/22	157,000	156,999,997
Skandinaviska Enskilda Banken AB, 144A	0.200(n)	08/16/21	100,000	99,898,289
Societe Generale SA,
144A, 3 Month LIBOR + 0.050%	0.262(c)	11/01/21	170,000	170,000,000
144A, 3 Month LIBOR + 0.050%	0.269(c)	10/28/21	24,000	24,000,000
ST Engineering North America, Inc., 144A	0.220(n)	04/08/21	30,000	29,992,468
Standard Chartered Bank, 144A	0.260(n)	07/01/21	74,000	73,939,930
Svenska Handelsbanken AB,
144A, 3 Month LIBOR + 0.010%	0.232(c)	01/21/22	88,000	88,003,168
144A, 3 Month LIBOR + 0.020%	0.248(c)	09/02/21	3,000	3,000,693
144A, 3 Month LIBOR + 0.110%	0.350(c)	06/30/21	44,000	44,030,888
Texas Public Finance Authority	0.220	03/17/21	40,000	40,003,732
Texas Public Finance Authority	0.230	05/12/21	13,000	13,000,371
Toronto-Dominion Bank (The),
144A	0.220(n)	02/24/21	90,000	89,993,110
144A, 3 Month LIBOR + 0.090%	0.322(c)	12/03/21	22,000	22,010,949
144A, 3 Month LIBOR + 0.130%	0.367(c)	07/02/21	260,000	260,281,840
Total Capital Canada Ltd.,
144A	0.145(n)	04/27/21	87,868	87,835,997
144A	0.190(n)	02/23/21	11,623	11,622,330
144A	0.190(n)	03/01/21	45,000	44,996,396
144A	0.190(n)	02/09/21	95,000	94,997,533
144A	0.200(n)	02/01/21	167,000	166,998,844
144A	0.200(n)	03/17/21	24,000	23,995,895
144A	0.200(n)	02/02/21	57,000	56,999,449
144A	0.230(n)	04/20/21	75,000	74,975,194
144A	0.230(n)	05/03/21	60,000	59,976,030

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    53

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Toyota Finance Australia Ltd.	0.220%(n)	02/25/21	181,000	$180,982,352
Toyota Finance Australia Ltd.	0.280(n)	02/10/21	25,000	24,999,000
Toyota Motor Finance (Netherlands) BV, 3 Month LIBOR + 0.090%	0.326(c)	09/14/21	62,000	61,999,996
UBS AG,
144A, SOFR + 0.280%	0.310(c)	11/18/21	148,000	148,022,280
144A, 3 Month LIBOR + 0.170%	0.395(c)	07/12/21	100,000	100,027,204
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.010%	0.232(c)	01/14/22	70,000	70,012,530
144A, 3 Month LIBOR + 0.020%	0.261(c)	01/10/22	75,000	75,007,052
144A, 3 Month LIBOR + 0.090%	0.314(c)	05/28/21	10,000	10,003,865
144A, 3 Month LIBOR + 0.090%	0.314(c)	05/28/21	90,000	90,034,780

TOTAL COMMERCIAL PAPER
(cost $11,439,928,956)				11,441,664,753

CORPORATE BONDS 1.4%

Auto Manufacturers 1.1%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.230%	0.260(c)	12/13/21	250,000	250,170,135
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	0.298(c)	10/01/21	100,000	100,009,841

				350,179,976

Banks 0.2%
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	2.450	03/30/21	25,000	25,091,453
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.180%	0.404(c)	01/21/22	28,000	28,036,624

				53,128,077

Diversified Financial Services 0.1%

Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.750	04/16/21	25,000	25,130,636

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.0%
Principal Life Global Funding II, Sec’d. Notes, 144A, 3 Month LIBOR + 0.330%	0.558%(c)	03/02/21	13,000	$13,005,144

TOTAL CORPORATE BONDS
(cost $441,234,851)				441,443,833

MUNICIPAL BONDS 0.2%

Massachusetts 0.1%
Commonwealth of Massachusetts, Taxable Revenue Bonds	0.250	06/17/21	25,000	25,017,000

Texas 0.1%
Board of Regents of the University of Texas System, Revenue Bonds, FRDD	0.090(cc)	02/05/21	24,990	24,990,000

TOTAL MUNICIPAL BONDS
(cost $49,990,000)				50,007,000

REPURCHASE AGREEMENTS(m) 21.6%
Amherst Pierpont Securities LLC,
0.05%, dated 01/27/21, due 02/03/21 in the amount of $145,001,410			145,000	145,000,000
0.07%, dated 01/28/21, due 02/04/21 in the amount of $225,003,063			225,000	225,000,000
0.07%, dated 01/29/21, due 02/01/21 in the amount of $500,002,917			500,000	500,000,000
Bank of America Securities, Inc., 0.06%, dated 01/29/21, due 02/01/21 in the amount of $269,157,346			269,156	269,156,000
BNP Paribas SA, 0.06%, dated 01/29/21, due 02/01/21 in the amount of $150,000,750			150,000	150,000,000
Cantor Fitzgerald & Co., 0.06%, dated 01/29/21, due 02/01/21 in the amount of $500,002,500			500,000	500,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    55

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS(m) (Continued)
CF Secured LLC, 0.06%, dated 01/29/21, due 02/01/21 in the amount of $700,003,500	700,000	$700,000,000
Credit Agricole Corporate & Investment Bank, 0.06%, dated 01/29/21, due 02/01/21 in the amount of $193,694,968	193,694	193,694,000
Goldman Sachs & Co.,
0.05%, dated 01/27/21, due 02/03/21 in the amount of $225,002,188	225,000	225,000,000
0.06%, dated 01/26/21, due 02/02/21 in the amount of $150,001,750	150,000	150,000,000
ING Financial Markets LLC,
0.05%, dated 01/28/21, due 02/04/21 in the amount of $100,000,972	100,000	100,000,000
0.07%, dated 01/25/21, due 02/01/21 in the amount of $100,001,361	100,000	100,000,000
0.09%, dated 01/25/21, due 03/03/21 in the amount of $280,025,900	280,000	280,000,000
0.09%, dated 01/26/21, due 03/29/21 in the amount of $86,013,330	86,000	86,000,000
Nomura Securities International, Inc., 0.06%, dated 01/29/21, due 02/01/21 in the amount of $800,004,000	800,000	800,000,000
RBC Dominion Securities, Inc.,
0.04%, dated 01/26/21, due 02/02/21 in the amount of $550,004,278	550,000	550,000,000
0.05%, dated 01/27/21, due 02/03/21 in the amount of $325,003,160	325,000	325,000,000
0.06%, dated 01/26/21, due 02/02/21 in the amount of $552,006,440	552,000	552,000,000
Standard Chartered Bank,
0.04%, dated 01/29/21, due 02/01/21 in the amount of $350,001,167	350,000	350,000,000
0.06%, dated 01/29/21, due 02/01/21 in the amount of $350,001,750	350,000	350,000,000
TD Securities LLC, 0.06%, dated 01/29/21, due 02/01/21 in the amount of $150,000,750	150,000	150,000,000

TOTAL REPURCHASE AGREEMENTS
(cost $6,700,850,000)		6,700,850,000

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BOND 0.1%
Province of Ontario (Canada) Sr. Unsec’d. Notes (cost $25,017,679)	2.550%	02/12/21	25,000	$25,017,066

TIME DEPOSITS 1.2%
Australia & New Zealand Banking Group Ltd.	0.240	03/01/21	135,000	135,000,000
Australia & New Zealand Banking Group Ltd.	0.240	04/05/21	84,000	84,000,000
Australia & New Zealand Banking Group Ltd.	0.240	04/12/21	100,000	100,000,000
Credit Agricole Corporate & Investment Bank	0.070	02/01/21	40,000	40,000,000

TOTAL TIME DEPOSITS
(cost $359,000,000)				359,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 3.3%
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	0.100(c)	02/09/21	21,000	21,000,117
Federal Farm Credit Bank, 1 Month LIBOR + (0.020)% (Cap N/A, Floor 0.000%)	0.109(c)	11/16/21	80,000	79,985,743
Federal Farm Credit Bank, 3 Month LIBOR + (0.090)% (Cap N/A, Floor 0.000%)	0.129(c)	12/16/21	55,000	54,991,188
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.130(c)	02/17/22	25,000	25,009,843
Federal Farm Credit Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)	0.134(c)	06/02/21	21,000	21,001,386
Federal Farm Credit Bank, SOFR + 0.110%	0.170(c)	07/08/21	36,700	36,713,183
Federal Home Loan Bank, 3 Month LIBOR + (0.135)% (Cap N/A, Floor 0.000%)	0.070(c)	02/12/21	50,000	49,999,695
Federal Home Loan Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)	0.079(c)	02/22/21	61,000	60,999,191
Federal Home Loan Bank, 3 Month LIBOR + (0.135)% (Cap N/A, Floor 0.000%)	0.099(c)	04/14/21	148,000	147,991,712
Federal Home Loan Bank, 1 Month LIBOR + (0.030)% (Cap N/A, Floor 0.000%)	0.100(c)	04/20/21	23,000	22,999,301
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.100(c)	02/11/22	26,000	26,007,338
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.122(c)	09/28/21	140,000	139,981,731
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.133(c)	05/10/21	225,000	224,986,846
Federal Home Loan Bank	0.085(n)	02/24/21	85,000	84,997,827
Federal Home Loan Mortgage Corp., MTN	0.091	05/10/21	10,000	9,999,852

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $1,006,685,604)				1,006,664,953

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    57

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) 18.5%
U.S. Cash Management Bill	0.078%	05/25/21	160,000	$159,964,845
U.S. Cash Management Bill	0.083	02/16/21	148,000	147,997,379
U.S. Cash Management Bill	0.085	03/23/21	296,000	295,977,389
U.S. Cash Management Bill	0.087	02/23/21	426,000	425,988,937
U.S. Cash Management Bill	0.087	05/11/21	324,000	323,950,995
U.S. Cash Management Bill	0.088	03/16/21	312,000	311,979,505
U.S. Cash Management Bill	0.090	04/13/21	150,000	149,986,688
U.S. Treasury Bills	0.082	04/29/21	534,000	533,925,795
U.S. Treasury Bills	0.085	02/25/21	125,000	124,996,250
U.S. Treasury Bills	0.085	03/04/21	320,000	319,986,221
U.S. Treasury Bills	0.085	03/11/21	495,000	494,977,794
U.S. Treasury Bills	0.085	05/20/21	472,000	471,895,570
U.S. Treasury Bills	0.087	04/15/21	304,000	303,963,012
U.S. Treasury Bills	0.087	04/22/21	558,000	557,931,801
U.S. Treasury Bills	0.088	03/25/21	498,000	497,960,439
U.S. Treasury Bills	0.094	04/01/21	599,000	598,944,778

TOTAL U.S. TREASURY OBLIGATIONS
(cost $5,720,144,808)				5,720,427,398

TOTAL INVESTMENTS 100.4%
(cost $31,078,108,124)				31,081,438,414
Liabilities in excess of other assets (0.4)%				(115,805,517)

NET ASSETS 100.0%				$30,965,632,897

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)

Repurchase agreements are collateralized by ADBB (coupon rates 0.250%-2.750%, maturity dates 07/14/23-01/24/30), FHLB (coupon rate 0.000%, maturity date 02/11/21), FHLMC (coupon rates 0.000%-9.000%, maturity dates 04/01/21-02/01/51), FNMA (coupon rates 0.000%-7.500%, maturity dates 12/01/22-02/01/57), GNMA (coupon rates 2.000%-9.500%, maturity dates 10/15/21-06/20/69), TVA (coupon rates 4.250%-4.625%, maturity dates 09/15/60-09/15/65), and U.S. Treasury Securities (coupon rates 0.000%-8.125%, maturity dates 03/02/21-11/15/50), with the aggregate value, including accrued interest, of $6,834,889,519.

(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Certificates of Deposit	$—	$5,336,363,411	$—
Commercial Paper	—	11,441,664,753	—
Corporate Bonds	—	441,443,833	—
Municipal Bonds	—	50,007,000	—
Repurchase Agreements	—	6,700,850,000	—
Sovereign Bond	—	25,017,066	—
Time Deposits	—	359,000,000	—
U.S. Government Agency Obligations	—	1,006,664,953	—
U.S. Treasury Obligations	—	5,720,427,398	—
Total	$—	$31,081,438,414	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows (unaudited):

Commercial Paper	36.9%
Repurchase Agreements	21.6
U.S. Treasury Obligations	18.5
Certificates of Deposit	17.2
U.S. Government Agency Obligations	3.3
Corporate Bonds	1.4
Time Deposits	1.2

Municipal Bonds	0.2%
Sovereign Bond	0.1

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    59

PGIM Core Ultra Short Bond Fund

Schedule of Investments (continued)

as of January 31, 2021

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$870,000,000	$(870,000,000)	$—
Repurchase Agreements	Bank of America Securities, Inc.	269,156,000	(269,156,000)	—
Repurchase Agreements	BNP Paribas SA	150,000,000	(150,000,000)	—
Repurchase Agreements	Cantor Fitzgerald & Co.	500,000,000	(500,000,000)	—
Repurchase Agreements	CF Secured LLC Credit Agricole	700,000,000	(700,000,000)	—
Repurchase Agreements	Corporate & Investment Bank	193,694,000	(193,694,000)	—
Repurchase Agreements	Goldman Sachs & Co.	375,000,000	(375,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	566,000,000	(566,000,000)	—
Repurchase Agreements	Nomura Securities International, Inc.	800,000,000	(800,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	1,427,000,000	(1,427,000,000)	—
Repurchase Agreements	Standard Chartered Bank	700,000,000	(700,000,000)	—
Repurchase Agreements	TD Securities LLC	150,000,000	(150,000,000)	—

		$6,700,850,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $24,377,258,124)	$24,380,588,414
Repurchase Agreements (cost $6,700,850,000)	6,700,850,000
Cash	39,729
Interest receivable	4,308,487
Prepaid expenses	23,032

Total Assets	31,085,809,662

Liabilities

Payable for investments purchased	120,000,000
Management fee payable	100,062
Accrued expenses and other liabilities	53,784
Affiliated transfer agent fee payable	16,667
Dividends payable	5,353
Trustees’ fees payable	899

Total Liabilities	120,176,765

Net Assets	$30,965,632,897

Net assets were comprised of:
Shares of beneficial interest, at par	$30,959,891
Paid-in capital in excess of par	30,930,012,394
Total distributable earnings (loss)	4,660,612

Net assets, January 31, 2021	$30,965,632,897

Net asset value and redemption price per share ($30,965,632,897 ÷ 30,959,890,615 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    61

PGIM Core Ultra Short Bond Fund

Statement of Operations

Year Ended January 31, 2021

Net Investment Income (Loss)

Interest income	$170,427,545

Expenses
Management fee	1,219,545
Custodian and accounting fees	108,141
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	101,796
Audit fee	25,335
Legal fees and expenses	20,709
Trustees’ fees	10,828
Shareholders’ reports	6,639
Miscellaneous	64,660

Total expenses	1,557,653

Net investment income (loss)	168,869,892

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	3,628,289
Net change in unrealized appreciation (depreciation) on investments	(1,017,386)

Net gain (loss) on investment transactions	2,610,903

Net Increase (Decrease) In Net Assets Resulting From Operations	$171,480,795

See Notes to Financial Statements.

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets

	Year Ended January 31,

	2021	2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$168,869,892	$491,489,284
Net realized gain (loss) on investment transactions	3,628,289	3,554,827
Net change in unrealized appreciation (depreciation) on investments	(1,017,386)	1,313,758

Net increase (decrease) in net assets resulting from operations	171,480,795	496,357,869

Dividends and Distributions
Distributions from distributable earnings	(172,499,588)	(493,766,222)

Fund share transactions
Net proceeds from shares sold	272,436,300,863	157,423,011,107
Net asset value of shares issued in reinvestment of dividends and distributions	169,729,470	491,271,324
Cost of shares purchased	(261,854,715,517)	(158,676,910,303)

Net increase (decrease) in net assets from Fund share transactions	10,751,314,816	(762,627,872)

Total increase (decrease)	10,750,296,023	(760,036,225)

Net Assets:

Beginning of year	20,215,336,874	20,975,373,099

End of year	$30,965,632,897	$20,215,336,874

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund    63

PGIM Institutional Money Market Fund

Schedule of Investments

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.0%

CERTIFICATES OF DEPOSIT 32.6%
Bank of America NA,
SOFR + 0.140%	0.180%(c)	05/05/21	65,000	$65,008,003
SOFR + 0.150%	0.190(c)	05/03/21	50,000	50,001,208
Bank of America NA	0.230	07/06/21	94,000	94,019,018
Bank of America NA	0.300(cc)	01/10/22	39,000	39,001,110
Bank of Montreal, 3 Month LIBOR + 0.040%	0.255(c)	02/25/22	118,000	118,000,004
3 Month LIBOR + 0.050%	0.256(c)	08/10/21	5,000	5,001,565
SOFR + 0.230%	0.270(c)	04/27/21	25,000	25,009,231
3 Month LIBOR + 0.040%	0.277(c)	10/06/21	2,000	2,000,674
3 Month LIBOR + 0.100%	0.320(c)	11/17/21	105,000	105,083,617
3 Month LIBOR + 0.110%	0.339(c)	12/13/21	60,000	60,051,773
Bank of Montreal	0.210	10/15/21	72,000	71,991,731
Bank of Nova Scotia, 3 Month LIBOR + 0.050%	0.275(c)	09/01/21	95,000	95,021,827
3 Month LIBOR + 0.080%	0.292(c)	07/29/21	140,000	140,054,713
3 Month LIBOR + 0.100%	0.313(c)	02/08/21	60,000	60,001,435
3 Month LIBOR + 0.400%	0.620(c)	05/04/21	20,000	20,020,718
BNP Paribas SA,
SOFR + 0.140%	0.180(c)	03/04/21	140,000	140,011,498
SOFR + 0.200%	0.240(c)	02/10/21	72,000	72,003,840
3 Month LIBOR + 0.070%	0.290(c)	08/04/21	13,000	13,003,940
1 Month LIBOR + 0.240%	0.366(c)	07/13/21	100,000	100,084,792
3 Month LIBOR + 0.160%	0.381(c)	05/14/21	234,000	234,111,543
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.070%	0.286(c)	08/03/21	168,500	168,550,789
SOFR + 0.250%	0.290(c)	03/03/21	160,000	160,028,371
3 Month LIBOR + 0.120%	0.339(c)	06/16/21	5,000	5,002,198
3 Month LIBOR + 0.160%	0.374(c)	05/12/21	175,000	175,082,593
3 Month LIBOR + 0.140%	0.377(c)	07/07/21	15,000	15,008,335
3 Month LIBOR + 0.160%	0.392(c)	08/06/21	60,000	60,046,461
Citibank NA	0.180	03/01/21	54,000	54,003,670
Citibank NA	0.190	03/04/21	45,000	45,003,694
Citibank NA	0.190	04/01/21	54,000	54,006,407
Citibank NA	0.270	06/14/21	70,000	70,034,057
Citibank NA	0.270	06/14/21	60,000	60,029,192
Cooperatieve Rabobank UA	0.210	12/01/21	5,000	4,999,279
Cooperatieve Rabobank UA, 3 Month LIBOR + 0.050%	0.264(c)	11/02/21	75,000	75,022,642
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.270%	0.484(c)	02/01/21	4,000	4,000,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Credit Agricole Corporate & Investment Bank, (cont’d.) 3 Month LIBOR + 0.160%	0.394%(c)	07/08/21	135,000	$135,098,742
Credit Industriel et Commercial, 144A, 3 Month LIBOR + 0.040%	0.273(c)	08/26/21	25,000	25,007,077
US Federal Funds Effective Rate + 0.210%	0.280(c)	02/04/21	49,000	49,000,326
US Federal Funds Effective Rate + 0.210%	0.280(c)	02/10/21	120,000	120,003,197
3 Month LIBOR + 0.100%	0.321(c)	02/16/21	119,100	119,106,740
3 Month LIBOR + 0.170%	0.391(c)	06/11/21	75,000	75,050,239
Credit Industriel et Commercial	0.240	05/25/21	100,000	100,026,064
Credit Suisse AG,
SOFR + 0.300%	0.360(c)	08/06/21	144,000	144,128,127
SOFR + 0.350%	0.390(c)	08/03/21	90,000	90,102,297
SOFR + 0.370%	0.410(c)	03/31/21	118,000	118,061,188
3 Month LIBOR + 0.260%	0.498(c)	02/05/21	7,000	7,000,178
Goldman Sachs Bank USA	0.000(cc)	02/16/21	55,000	55,005,773
Mizuho Bank Ltd., 1 Month LIBOR + 0.180%	0.303(c)	02/26/21	185,500	185,526,328
Natixis SA, 3 Month LIBOR + 0.030%	0.254(c)	01/21/22	63,300	63,299,999
3 Month LIBOR + 0.040%	0.264(c)	01/20/22	100,000	99,999,998
SOFR + 0.250%	0.290(c)	02/12/21	79,000	79,006,427
3 Month LIBOR + 0.130%	0.360(c)	12/09/21	123,500	123,604,492
Natixis SA	0.600	02/01/21	47,000	47,001,957
Nordea Bank Abp, 3 Month LIBOR + 0.050%	0.274(c)	10/20/21	78,000	78,027,813
3 Month LIBOR + 0.090%	0.312(c)	05/17/21	147,000	147,051,422
3 Month LIBOR + 0.100%	0.313(c)	05/21/21	187,500	187,573,086
3 Month LIBOR + 0.100%	0.330(c)	06/09/21	4,000	4,001,666
3 Month LIBOR + 0.290%	0.504(c)	02/12/21	25,000	25,002,330
3 Month LIBOR + 0.320%	0.545(c)	05/05/21	148,170	148,301,833
Norinchukin Bank	0.210	04/07/21	45,000	45,004,417
Norinchukin Bank	0.280	12/02/21	27,000	26,997,698
Royal Bank of Canada,
SOFR + 0.190%	0.230(c)	03/19/21	46,000	46,007,331
SOFR + 0.200%	0.240(c)	08/06/21	45,000	45,017,132
3 Month LIBOR + 0.050%	0.264(c)	08/02/21	75,000	75,018,943
3 Month LIBOR + 0.110%	0.329(c)	12/16/21	100,000	100,087,120
3 Month LIBOR + 0.140%	0.352(c)	07/30/21	200,000	200,098,246
Skandinaviska Enskilda Banken AB	0.190	02/23/21	2,000	2,000,125
Skandinaviska Enskilda Banken AB	0.200	08/16/21	33,000	33,002,913
Skandinaviska Enskilda Banken AB	0.250	05/13/21	10,000	10,002,741

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    65

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Societe Generale SA	0.090%	02/02/21	90,000	$89,999,900
Societe Generale SA	0.090	02/03/21	98,000	97,999,864
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.180%	0.324(c)	02/03/21	50,000	50,001,493
1 Month LIBOR + 0.200%	0.329(c)	02/22/21	100,000	100,014,132
Sumitomo Mitsui Banking Corp.	0.250	04/21/21	3,500	3,500,780
Svenska Handelsbanken AB, 3 Month LIBOR + 0.020%	0.261(c)	01/14/22	100,000	100,009,513
3 Month LIBOR + 0.050%	0.274(c)	08/31/21	80,000	80,032,485
3 Month LIBOR + 0.120%	0.339(c)	06/16/21	200,000	200,109,934
3 Month LIBOR + 0.120%	0.357(c)	07/06/21	76,000	76,051,649
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.100%	0.324(c)	08/20/21	125,000	125,061,825
3 Month LIBOR + 0.140%	0.363(c)	07/19/21	150,000	150,096,759
Toronto-Dominion Bank (The)	0.220	02/06/21	5,000	5,000,396
Wells Fargo Bank NA, 3 Month LIBOR + 0.110%	0.331(c)	02/16/21	122,000	122,007,379
Westpac Banking Corp., 3 Month LIBOR + 0.010%	0.225(c)	01/26/22	50,000	49,995,152
3 Month LIBOR + 0.050%	0.266(c)	08/03/21	50,000	50,017,585

TOTAL CERTIFICATES OF DEPOSIT
(amortized cost $6,567,278,835)				6,569,422,739

COMMERCIAL PAPER 32.6%
Bank of America Securities, Inc., 144A, SOFR + 0.150%	0.190(c)	05/03/21	40,000	40,008,083
BNG Bank NV, 144A	0.140(n)	02/02/21	297,000	296,997,030
144A	0.170(n)	04/01/21	4,000	3,999,036
BPCE SA, 144A	0.130(n)	03/19/21	10,000	9,998,326
144A	0.150(n)	05/07/21	45,000	44,982,482
CDP Financial, Inc., 144A	0.170(n)	04/12/21	130,000	129,968,630
144A	0.170(n)	04/13/21	50,000	49,987,769
144A	0.190(n)	07/19/21	50,000	49,969,837
144A	0.200(n)	10/20/21	20,000	19,976,387
Citigroup Global Markets Inc., 144A	0.290(n)	04/07/21	64,000	63,983,922
144A	0.300(n)	05/07/21	50,000	49,980,536
144A	0.330(n)	07/14/21	60,000	59,951,584

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Citigroup Global Markets Inc., (cont’d.) 144A	0.340%(n)	08/11/21	40,000	$39,960,122
144A	0.350(n)	09/01/21	50,000	49,942,965
144A	0.360(n)	09/13/21	33,000	32,959,840
Commonwealth Bank of Australia, 144A, 3 Month LIBOR + 0.030%	0.244(c)	02/01/21	96,000	96,000,000
DNB Bank ASA, 144A	0.200(n)	07/12/21	85,000	84,939,981
144A, 3 Month LIBOR + 0.010%	0.222(c)	01/28/22	62,000	62,000,000
144A, 3 Month LIBOR + 0.040%	0.254(c)	08/11/21	35,000	35,011,017
144A, 3 Month LIBOR + 0.080%	0.304(c)	07/20/21	125,000	125,057,946
144A, 3 Month LIBOR + 0.100%	0.306(c)	05/10/21	50,000	50,017,686
European Investment Bank	0.120(n)	03/02/21	52,000	51,994,453
Federation Des Caisses Desjardins, 144A	0.170(n)	02/12/21	49,500	49,498,268
144A	0.170(n)	02/16/21	23,000	22,998,919
144A	0.170(n)	02/17/21	100,000	99,994,986
144A	0.190(n)	04/08/21	181,000	180,953,859
144A	0.200(n)	04/14/21	50,000	49,985,937
144A	0.240(n)	07/15/21	90,000	89,926,520
144A	0.240(n)	07/19/21	50,000	49,957,962
FMS Wertmanagement, 144A	0.210(n)	05/03/21	295,000	294,877,525
Goldman Sachs Bank USA, 144A	0.280(n)	03/25/21	57,000	56,987,199
144A	0.290(n)	07/14/21	85,000	84,913,380
144A	0.340(n)	10/14/21	240,000	239,573,441
144A	0.370(n)	01/14/22	85,000	84,745,473
HSBC Bank PLC, 144A	0.270(n)	10/26/21	57,000	56,901,675
144A, 3 Month LIBOR + 0.130%	0.349(c)	09/16/21	150,000	150,092,398
144A, 3 Month LIBOR + 0.130%	0.359(c)	09/17/21	68,000	68,042,076
144A, 3 Month LIBOR + 0.130%	0.367(c)	10/06/21	75,000	75,040,449
144A, 3 Month LIBOR + 0.260%	0.492(c)	06/03/21	135,000	135,107,021
ING US Funding LLC, 3 Month LIBOR + 0.150%	0.364(c)	02/01/21	60,000	60,000,000
JPMorgan Securities LLC, 144A, SOFR + 0.140%	0.170(c)	01/25/22	100,000	99,958,682
144A, SOFR + 0.140%	0.170(c)	01/26/22	39,000	38,983,842
SOFR + 0.140%	0.180(c)	07/12/21	125,000	125,013,340
144A	0.210(n)	05/17/21	76,000	75,966,712
144A, 3 Month LIBOR + 0.100%	0.330(c)	06/09/21	60,000	60,016,652

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    67

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC	0.170%(n)	02/01/21	100,000	$99,999,250
JPMorgan Securities LLC	0.270(n)	10/19/21	45,000	44,934,579
KFW, 144A	0.150(n)	02/18/21	25,000	24,998,403
144A	0.150(n)	02/19/21	115,000	114,991,950
144A	0.150(n)	02/22/21	50,000	49,996,000
144A	0.150(n)	03/01/21	47,000	46,995,103
144A	0.160(n)	04/22/21	20,000	19,993,544
LVMH Moet Hennessy Louis Vuitton SE, 144A	0.180(n)	02/18/21	50,000	49,997,416
144A	0.190(n)	03/01/21	50,000	49,994,833
144A	0.220(n)	05/04/21	94,000	93,964,528
144A	0.220(n)	05/06/21	65,000	64,974,605
144A	0.220(n)	05/07/21	40,000	39,984,211
144A	0.220(n)	05/11/21	73,000	72,969,389
144A	0.220(n)	05/12/21	113,000	112,951,827
Natixis SA	0.150(n)	03/19/21	70,000	69,989,900
Nordea Bank Abp, 144A	0.220(n)	07/15/21	44,000	43,968,159
144A	0.230(n)	08/16/21	32,000	31,969,398
Province of Alberta, 144A	0.180(n)	03/01/21	30,000	29,997,158
144A	0.200(n)	03/24/21	48,000	47,991,504
144A	0.210(n)	04/12/21	50,000	49,987,428
144A	0.210(n)	04/14/21	25,000	24,993,490
144A	0.250(n)	06/10/21	50,000	49,971,766
PSP Capital, Inc., 144A	0.180(n)	03/08/21	48,500	48,495,136
144A	0.220(n)	07/13/21	15,000	14,989,688
144A	0.240(n)	10/08/21	24,500	24,476,505
144A	0.240(n)	10/12/21	100,000	99,901,867
144A	0.240(n)	10/13/21	90,350	90,260,990
144A	0.240(n)	10/19/21	50,000	49,949,226
Skandinaviska Enskilda Banken AB, 144A	0.180(n)	06/01/21	217,000	216,880,633
144A	0.230(n)	08/16/21	68,500	68,430,328
ST Engineering North America, Inc., 144A	0.240(n)	04/08/21	25,000	24,993,723
Svenska Handelsbanken AB, 144A, 3 Month LIBOR + 0.020%	0.248(c)	09/02/21	47,000	47,010,853
Toronto-Dominion Bank (The), 144A	0.130(n)	02/24/21	9,000	8,999,311

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Toronto-Dominion Bank (The), (cont’d.) 144A, SOFR + 0.250%	0.280%(c)	03/03/21	50,000	$50,009,017
144A, 3 Month LIBOR + 0.090%	0.322(c)	12/03/21	15,000	15,007,465
Total Capital Canada Ltd., 144A	0.180(n)	04/27/21	46,000	45,983,246
144A	0.190(n)	02/02/21	23,000	22,999,778
144A	0.190(n)	02/09/21	93,000	92,997,585
144A	0.200(n)	04/20/21	64,000	63,978,832
144A	0.200(n)	05/03/21	20,000	19,992,010
144A	0.220(n)	07/08/21	56,000	55,949,476
Toyota Finance Australia Ltd.	0.210(n)	02/10/21	25,000	24,999,000
UBS AG, 144A, 1 Month LIBOR + 0.130%	0.260(c)	09/17/21	90,000	90,000,000
144A, SOFR + 0.280%	0.310(c)	11/18/21	2,000	2,000,301
144A, 3 Month LIBOR + 0.170%	0.395(c)	07/12/21	100,000	100,027,204
144A, 3 Month LIBOR + 0.180%	0.418(c)	06/23/21	75,000	75,015,613
Westpac Banking Corp., 144A, 3 Month LIBOR + 0.020%	0.261(c)	01/10/22	25,000	25,002,351
144A, 3 Month LIBOR + 0.050%	0.262(c)	07/29/21	165,000	165,056,428
144A, 3 Month LIBOR + 0.090%	0.314(c)	05/28/21	70,000	70,027,051
144A, 3 Month LIBOR + 0.090%	0.314(c)	05/28/21	10,000	10,003,865

TOTAL COMMERCIAL PAPER (amortized cost $6,555,106,271)				6,556,275,871

CORPORATE BONDS 2.3%
Auto Manufacturers 0.9%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.230%	0.260(c)	12/13/21	100,000	100,068,054
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	0.298(c)	10/01/21	93,000	93,009,152

				193,077,206
Banks 1.3%
Australia & New Zealand Banking Group Ltd.
(Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%	0.682(c)	05/17/21	23,000	23,031,544
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%	0.645(c)	04/26/21	28,575	28,600,237
Credit Agricole Corporate & Investment Bank (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.400%	0.616(c)	05/03/21	23,000	23,022,273
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.430%	0.652(c)	05/17/21	117,010	117,144,926

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    69

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (Continued)
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN	2.450%	03/30/21	25,000	$25,091,453
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	0.675(c)	05/24/21	19,500	19,528,090
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.651(c)	06/11/21	9,000	9,013,548
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.180%	0.404(c)	01/21/22	17,000	17,022,236

				262,454,307
Insurance 0.1%
Principal Life Global Funding II,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.330%	0.558(c)	03/02/21	12,000	12,004,749

TOTAL CORPORATE BONDS (amortized cost $467,370,461)				467,536,262

MUNICIPAL BOND 0.1%

Texas

Board of Regents of the University of Texas System, Revenue Bonds, FRDD
(amortized cost $19,500,000)	0.090(cc)	02/05/21	19,500	19,500,000

REPURCHASE AGREEMENTS(m) 6.9%
Amherst Pierpont Securities LLC,
0.05%, dated 01/27/21, due 02/03/21 in the amount of $90,000,875			90,000	90,000,000
BNP Paribas SA,
0.06%, dated 01/29/21, due 02/01/21 in the amount of $53,000,265			53,000	53,000,000
Credit Agricole Corporate & Investment Bank,
0.06%, dated 01/29/21, due 02/01/21 in the amount of $54,308,272			54,308	54,308,000
Goldman Sachs & Co.,
0.06%, dated 01/26/21, due 02/02/21 in the amount of $110,001,283			110,000	110,000,000
ING Financial Markets LLC,
0.09%, dated 01/26/21, due 03/29/21 in the amount of $65,010,075			65,000	65,000,000

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description				Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
RBC Dominion Securities, Inc.,
0.04%, dated 01/26/21, due 02/02/21 in the amount of $400,003,111				400,000	$400,000,000
0.05%, dated 01/27/21, due 02/03/21 in the amount of $140,001,361				140,000	140,000,000
0.06%, dated 01/26/21, due 02/02/21 in the amount of $385,004,492				385,000	385,000,000
TD Securities LLC, 0.06%, dated 01/29/21, due 02/01/21 in the amount of $82,000,410				82,000	82,000,000

TOTAL REPURCHASE AGREEMENTS
(amortized cost $1,379,308,000)					1,379,308,000

	Interest Rate		Maturity Date

SOVEREIGN BOND 0.1%
Province of Ontario
(amortized cost $ 13,009,193)	2.550%		02/12/21	13,000,000	13,008,874

TIME DEPOSITS 4.6%
ABN AMRO Bank NV	0.100		02/01/21	465,000	465,000,000
Australia & New Zealand Banking Group Ltd.	0.240		03/01/21	105,000	105,000,000
Australia & New Zealand Banking Group Ltd.	0.240		04/05/21	72,000	72,000,000
Australia & New Zealand Banking Group Ltd.	0.240		04/12/21	150,000	150,000,000
Credit Agricole Corporate & Investment Bank	0.070		02/01/21	105,512	105,512,000
Mizuho Bank Ltd.	0.080		02/01/21	35,929	35,929,000

TOTAL TIME DEPOSITS
(amortized cost $933,441,000)					933,441,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.4%
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	0.130	(c)	02/17/22	23,000	23,009,056
Federal Farm Credit Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)	0.134	(c)	06/02/21	17,000	17,001,122
Federal Home Loan Bank, 1 Month LIBOR + (0.050)% (Cap N/A, Floor 0.000%)	0.079	(c)	02/22/21	52,000	51,999,310
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	0.100	(c)	02/11/22	22,000	22,006,209
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.122	(c)	09/28/21	121,000	120,984,211

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    71

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, 3 Month LIBOR + (0.135)% (Cap N/A, Floor 0.000%)	0.070%(c)	02/12/21	44,000	$43,999,731

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(amortized cost $278,998,961)				278,999,639

U.S. TREASURY OBLIGATIONS(n) 19.4%
U.S. Cash Management Bill	0.078	05/25/21	120,000	119,973,634
U.S. Cash Management Bill	0.087	05/11/21	239,000	238,963,851
U.S. Cash Management Bill	0.090	04/13/21	100,000	99,991,125
U.S. Treasury Bills	0.082	04/29/21	323,000	322,955,116
U.S. Treasury Bills	0.083	02/16/21	106,000	105,998,123
U.S. Treasury Bills	0.085	02/25/21	85,000	84,997,450
U.S. Treasury Bills	0.085	03/04/21	240,000	239,989,666
U.S. Treasury Bills	0.085	03/11/21	300,000	299,986,542
U.S. Treasury Bills	0.085	03/16/21	203,000	202,986,665
U.S. Treasury Bills	0.085	03/23/21	218,000	217,983,347
U.S. Treasury Bills	0.085	05/20/21	346,000	345,923,447
U.S. Treasury Bills	0.087	02/23/21	279,000	278,992,754
U.S. Treasury Bills	0.087	04/15/21	202,000	201,975,423
U.S. Treasury Bills	0.087	04/22/21	403,000	402,950,745
U.S. Treasury Bills	0.088	03/25/21	348,000	347,972,355
U.S. Treasury Bills	0.094	04/01/21	389,000	388,964,138

TOTAL U.S. TREASURY OBLIGATIONS
(amortized cost $3,900,412,798)				3,900,604,381

TOTAL INVESTMENTS 100.0%
(cost $20,114,425,519)				20,118,096,766
Other assets in excess of liabilities 0.0%				3,246,653

NET ASSETS 100.0%				$20,121,343,419

See the Glossary for a list of the abbreviation(s) used in the annual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

(m)

Repurchase agreements are collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 01/01/27-01/01/51), FNMA (coupon rates 0.000%-8.000%, maturity dates 05/15/29-11/01/50), GNMA (coupon rates 2.000%-4.500%, maturity dates 09/20/41-12/20/50) and U.S. Treasury Securities (coupon rates 0.000%-6.375%, maturity dates 02/28/21-08/15/49), with the aggregate value, including accrued interest, of $1,406,895,244.

(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Certificates of Deposit	$—	$ 6,569,422,739	$—
Commercial Paper	—	6,556,275,871	—
Corporate Bonds	—	467,536,262	—
Municipal Bond	—	19,500,000	—
Repurchase Agreements	—	1,379,308,000	—
Sovereign Bond	—	13,008,874	—
Time Deposits	—	933,441,000	—
U.S. Government Agency Obligations	—	278,999,639	—
U.S. Treasury Obligations	—	3,900,604,381	—
Total	$—	$20,118,096,766	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows (unaudited):

Certificates of Deposit	32.6%
Commercial Paper	32.6
U.S. Treasury Obligations	19.4
Repurchase Agreements	6.9
Time Deposits	4.6
Corporate Bonds	2.3
U.S. Government Agency Obligations	1.4
Municipal Bond	0.1

Sovereign Bond	0.1%

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    73

PGIM Institutional Money Market Fund

Schedule of Investments (continued)

as of January 31, 2021

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$90,000,000	$ (90,000,000)	$—
Repurchase Agreements	BNP Paribas SA	53,000,000	(53,000,000)	—
	Credit Agricole
Repurchase Agreements	Corporate & Investment Bank	54,308,000	(54,308,000)	—
Repurchase Agreements	Goldman Sachs & Co.	110,000,000	(110,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	65,000,000	(65,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	925,000,000	(925,000,000)	—
Repurchase Agreements	TD Securities LLC	82,000,000	(82,000,000)	—

		$1,379,308,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities

as of January 31, 2021

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated investments (cost $20,114,425,519)	$20,118,096,766
Cash	77,197
Interest receivable	4,481,406
Prepaid expenses	12,295

Total Assets	20,122,667,664

Liabilities

Management fee payable	1,221,105
Accrued expenses and other liabilities	85,574
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	899

Total Liabilities	1,324,245

Net Assets	$20,121,343,419

Net assets were comprised of:
Shares of beneficial interest, at par	$20,130,176
Paid-in capital in excess of par	20,097,552,692
Total distributable earnings (loss)	3,660,551

Net assets, January 31, 2021	$20,121,343,419

Class D
Net asset value, offering price and redemption price per share,
($20,121,343,419 ÷ 20,130,176,343 shares of beneficial interest issued and outstanding)	$0.9996

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    75

PGIM Institutional Money Market Fund

Statement of Operations

Year Ended January 31, 2021

Net Investment Income (Loss)
Interest income	$138,520,060

Expenses
Management fee	34,213,887
Custodian and accounting fees	725,207
Transfer agent’s fees and expenses (including affiliated expense of $ 100,000)	175,524
Audit fee	25,534
Legal fees and expenses	18,376
Trustees’ fees	10,831
Shareholders’ reports	5,241
Miscellaneous	18,539

Total expenses	35,193,139
Less: Fee waiver and/or expense reimbursement	(19,226,660)

Net expenses	15,966,479

Net investment income (loss)	122,553,581

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	587,861
Net change in unrealized appreciation (depreciation) on investments	15,973

Net gain (loss) on investment transactions	603,834

Net Increase (Decrease) In Net Assets Resulting From Operations	$123,157,415

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets

	Year Ended
	January 31,

	2021	2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$122,553,581	$417,017,868
Net realized gain (loss) on investment transactions	587,861	1,011,337
Net change in unrealized appreciation (depreciation) on investments	15,973	384,082

Net increase (decrease) in net assets resulting from operations	123,157,415	418,413,287

Dividends and Distributions
Distributions from distributable earnings	(121,546,781)	(419,609,531)

Fund share transactions
Net proceeds from shares sold	164,488,986,884	117,958,548,807
Net asset value of shares issued in reinvestment of dividends and distributions	121,488,485	417,635,506
Cost of shares purchased	(160,983,076,991)	(117,749,769,977)

Net increase (decrease) in net assets from Fund share transactions	3,627,398,378	626,414,336

Total increase (decrease)	3,629,009,012	625,218,092

Net Assets:

Beginning of year	16,492,334,407	15,867,116,315

End of year	$20,121,343,419	$16,492,334,407

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    77

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios 2 (“PIP 2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP 2 currently consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act.

These financial statements relate only to the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended.

The investment objective of each of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the PGIM Core Short-Term Bond Fund is income consistent with relative stability of principal.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. PIP 2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation

Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of

Notes to Financial Statements (continued)

alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Funds used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to

Notes to Financial Statements (continued)

serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The PGIM Institutional Money Market Fund and PGIM Core Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The PGIM Core Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Under a management agreement with PIP 2, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into subadvisory agreements with PGIM Limited and PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit (each a “subadviser”and collectively the “subadvisers”). For their services on the PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund, the subadvisers are reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by the subadvisers in furnishing services to PGIM Investments. PGIM Investments pays for the services of the subadvisers on the PGIM Institutional Money Market Fund.

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the year ended January 31, 2021, such costs were at an effective annual rate of 0.026% for the PGIM Core Short-Term Bond Fund and 0.004% for the PGIM Core Ultra Short Bond Fund. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of 0.15% of the average daily net assets of the Fund. All amounts paid or payable by the Fund to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed through May 31, 2022, to limit the total annual operating expenses after fee waivers and/or expense reimbursements to 0.07% of the PGIM Institutional Money Market Fund’s average daily net assets. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Notes to Financial Statements (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of PIP 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers.

For the year ended January 31, 2021, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

			Realized
	Purchases	Sales	Gain

PGIM Core Ultra Short Bond Fund	$27,562,248	$31,900,265	$—
PGIM Institutional Money Market Fund	45,241,328	51,497,318	—

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended January 31, 2021, were as follows:

	Cost of	Proceeds
Fund	Purchases	from Sales

PGIM Core Short-Term Bond Fund	$1,278,879,611	$1,209,812,076
PGIM Core Ultra Short Bond Fund	3,544,616,714	4,260,325,949

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended January 31, 2021, is presented as follows:

PGIM Core Short-Term Bond Fund:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund (1)(wb)
$71,159,645	$1,510,632,776	$1,581,232,521	$—	$—	$559,900	559,900	$757,255

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

The tax character of distributions paid during the year ended January 31, 2021 were as follows:

	Ordinary	Long Term	Tax Return	Total Dividends
Fund	Income	Capital Gains	of Capital	and Distributions

PGIM Core Short-Term Bond Fund	$ 37,768,493	$—	$1,515,195	$ 39,283,688
PGIM Core Ultra Short Bond Fund	172,499,588	—	—	172,499,588
PGIM Institutional Money
Market Fund	121,546,781	—	—	121,546,781

The tax character of distributions paid during the year ended January 31, 2020 were as follows:

	Ordinary	Long Term
Fund	Income	Capital Gains	Total

PGIM Core Short-Term Bond Fund	$92,073,145	$—	$92,073,145
PGIM Core Ultra Short Bond Fund	493,766,222	—	493,766,222
PGIM Institutional Money
Market Fund	419,609,531	—	419,609,531

As of January 31, 2021, the accumulated undistributed earnings on a tax basis were as follows:

Accumulated
Ordinary
Fund	Income
PGIM Core Ultra Short Bond Fund	$1,335,675
PGIM Institutional Money
Market Fund	18

Notes to Financial Statements (continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2021 were as follows:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
Fund	Tax Basis	Appreciation	Depreciation	Appreciation

PGIM Core Short-Term Bond Fund	$2,728,483,062	$30,001,132	$(11,779,838)	$18,221,294
PGIM Core Ultra Short Bond Fund	31,078,108,124	3,799,535	(469,245)	3,330,290
PGIM Institutional Money Market Fund	20,114,425,519	3,778,949	(107,702)	3,671,247

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales and swaps.

For federal income tax purposes, the PGIM Core Short-Term Bond Fund had a capital loss carryfoward as of January 31, 2021 of approximately $36,073,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2021 are subject to such review.

7.	Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

PIP 2 has authorized an unlimited number of shares of beneficial interest.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all shares of the Funds.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Affiliated			Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	2	95.2%	—	—%
PGIM Core Ultra Short Bond Fund	6	55.6	—	—
PGIM Institutional Money Market Fund	5	47.1	—	—

Transactions in shares of beneficial interest were as follows:

	PGIM Core Short-Term Bond Fund		PGIM Core Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Year ended January 31, 2021:
Shares sold	190,793,878	$1,738,879,927	272,436,300,500	$272,436,300,863
Shares issued in reinvestment of dividends and distributions	1,269,656	11,638,591	169,729,470	169,729,470
Shares purchased	(188,479,560)	(1,719,601,850)	(261,854,715,517)	(261,854,715,517)

Net increase (decrease) in shares outstanding	3,583,974	$30,916,668	10,751,314,453	$10,751,314,816

Year ended January 31, 2020:
Shares sold	32,467,995	$299,662,161	157,423,011,107	$157,423,011,107
Shares issued in reinvestment of dividends and distributions	3,323,434	30,665,787	491,271,324	491,271,324
Shares purchased	(57,215,011)	(528,079,289)	(158,676,910,303)	(158,676,910,303)

Net increase (decrease) in shares outstanding	(21,423,582)	$(197,751,341)	(762,627,872)	$(762,627,872)

	PGIM Institutional Money Market Fund
	Shares	Amount
Year ended January 31, 2021:
Shares sold	164,566,353,559	$164,488,986,884
Shares issued in reinvestment of dividends and distributions	121,530,035	121,488,485
Shares purchased	(161,047,901,868)	(160,983,076,991)

Net increase (decrease) in shares outstanding	3,639,981,726	$3,627,398,378

Year ended January 31, 2020:
Shares sold	117,934,244,960	$117,958,548,807
Shares issued in reinvestment of dividends and distributions	417,550,878	417,635,506
Shares purchased	(117,725,534,369)	(117,749,769,977)

Net increase (decrease) in shares outstanding	626,261,469	$626,414,336

8.	Borrowings

PIP 2, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below

Notes to Financial Statements (continued)

provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the year ended January 31, 2021.

9.	Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Funds’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Funds for redemption before it matures and the Funds may lose income.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Funds. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Funds.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Funds may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Funds’ holdings may fall sharply. This is referred to as “extension risk”. The Funds may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s rate-setting policies. The Funds may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Funds’ shares. There is no requirement that these entities maintain their investment in the Funds. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Funds in a short period of time, which could have a significant negative impact on the Funds’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Funds’ ability to implement its investment strategy. The Funds’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Funds may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank

Notes to Financial Statements (continued)

offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Funds could not meet requests to redeem shares issued by the Funds without significant dilution of remaining investors’ interests in the Funds. The Funds may invest in instruments that trade in lower volumes and are more illiquid than other investments. If a Funds is forced to sell these investments to pay redemption proceeds or for other reasons, the Funds may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Funds may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Market Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of your investment in the Funds will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Funds’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Funds may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on

Notes to Financial Statements (continued)

related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

PGIM Core Short-Term Bond Fund

Financial Highlights

	Year Ended January 31,

	2021	2020	2019	2018	2017
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.21	$9.22	$9.28	$9.27	$9.28
Income (loss) from investment operations:
Net investment income (loss)	0.18	0.27	0.26	0.19	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.03)	0.02	(0.04)	0.03	0.02
Total from investment operations	0.15	0.29	0.22	0.22	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.29)	(0.28)	(0.21)	(0.17)
Tax return of capital distributions	(0.01)	-	-	-	-
Distributions from net realized gains	-	(0.01)	-	-	-
Total dividends and distributions	(0.13)	(0.30)	(0.28)	(0.21)	(0.17)
Net asset value, end of year	$9.23	$9.21	$9.22	$9.28	$9.27
Total Return(b):	1.67%	3.16%	2.42%	2.36%	1.78%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,749,526	$2,711,895	$2,911,225	$3,119,050	$3,050,290
Average net assets (000)	$2,734,881	$2,860,307	$2,997,474	$3,082,883	$3,021,138
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04%	0.04%	0.03%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.04%	0.04%	0.03%	0.03%	0.03%
Net investment income (loss)	1.92%	2.91%	2.76%	2.04%	1.50%
Portfolio turnover rate(d)	54%	43%	35%	53%	29%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund    93

PGIM Core Ultra Short Bond Fund

Financial Highlights

	Year Ended January 31,

	2021	2020	2019	2018	2017
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.02	0.02	0.01	0.01
Net realized and unrealized gain (loss) on investment transactions	- (b)	- (b)	- (b)	- (b)	- (b)
Total from investment operations	0.01	0.02	0.02	0.01	0.01
Less Dividends and Distributions:
Dividends from net investment income	(0.01)	(0.02)	(0.02)	(0.01)	(0.01)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.65%	2.38%	2.17%	1.18%	0.63%

Ratios/Supplemental Data:
Net assets, end of year (000)	$30,965,633	$20,215,337	$20,975,373	$22,510,708	$25,556,796
Average net assets (000)	$28,757,423	$20,937,015	$21,560,540	$23,440,098	$30,480,402
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss)	0.59%	2.35%	2.14%	1.17%	0.60%
Portfolio turnover rate(d)	114%	61%	94%	111%	46%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)

The Portfolio turnover rate calculation is for the years ended January 31, 2021, 2020, 2019 and 2018 and the period March 30, 2016 through January 31, 2017, respectively, and includes floating rate daily demand notes. Prior to March 30, 2016, the Fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the Fund’s portfolio turnover was not applicable.

See Notes to Financial Statements.

PGIM Institutional Money Market Fund

Financial Highlights

	Year Ended January 31,				July 19, 2016(a) through January 31,
	2021	2020	2019	2018	2017

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.0001	$1.0002	$1.0001	$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0054	0.0230	0.0214	0.0114	0.0031
Net realized and unrealized gain
(loss) on investment transactions	- (c)	(0.0001)	-	(0.0001)	0.0002
Total from investment operations	0.0054	0.0229	0.0214	0.0113	0.0033
Less Dividends and Distributions:
Dividends from net investment income	(0.0059)	(0.0230)	(0.0213)	(0.0114)	(0.0031)
Net asset value, end of period	$0.9996	$1.0001	$1.0002	$1.0001	$1.0002
Total Return(d):	0.54%	2.33%	2.16%	1.14%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,121,343	$16,492,334	$15,867,116	$13,215,520	$13,438,067
Average net assets (000)	$22,809,258	$18,124,501	$15,329,904	$14,177,712	$12,592,981
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07%	0.07%	0.07%	0.07%	0.07	%(e)
Expenses before waivers and/or expense reimbursement	0.15%	0.16%	0.16%	0.16%	0.16	%(e)
Net investment income (loss)	0.54%	2.30%	2.14%	1.14%	0.61	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund    95

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios 2 and Shareholders of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund (three of the funds constituting Prudential Investment Portfolios 2, hereafter collectively referred to as the “Funds”) as of January 31, 2021, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2021, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2020 and the financial highlights for each of the periods ended on or prior to January 31, 2020 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated March 18, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included

96

Report of Independent Registered Public Accounting Firm (continued)

evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 17, 2021

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Prudential Investment Portfolios 2	97

Tax Information (unaudited)

For the year ended January 31, 2021, the PGIM Core Ultra Short Bond Fund reports 78.95%, the PGIM Institutional Money Market Fund reports 100.00%, and PGIM Core Short-Term Bond Fund reports 99.60% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2022, you will be advised on IRS Form 1099-DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2021.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 1.67% of the dividends paid by the PGIM Core Ultra Short Bond Fund and 5.44% of the dividends paid by the PGIM Institutional Money Market Fund qualifies for such deduction.

Please consult your tax adviser or state/local authorities to properly report this information on your tax return. If you have any questions concerning the amounts listed above, please call your financial adviser.

98

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 95	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly, Telemat Ltd). (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Anixter International, Inc. (communication products distributor) (January 2006–June 2020); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005 – 2016), Global Chief Operating Officer (2014– 2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Executive Committee of the Independent Directors Council (IDC) Board of Governors (since October 2019); Retired; Member (since November 2014) of the Governing Council of the IDC (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 94	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Professor of Law, Stanford Law School (since 2015); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Roku, Inc. (since 2020) (communication services); Independent Director, Synnex Corporation (since 2019) (information technology); Independent Director, Kabbage, Inc. (2018-2020) (financial services); Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

Prudential Investment Portfolios 2

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank; Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 95	Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).	None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 95	Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Dino Capasso 1974 Chief Compliance Officer	Chief Compliance Officer (July 2019-Present) of PGIM Investments LLC; Chief Compliance Officer (July 2019-Present) of the PGIM Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Global High Yield Fund, Inc., and PGIM High Yield Bond Fund, Inc.; Vice President and Deputy Chief Compliance Officer (June 2017-2019) of PGIM Investments LLC; formerly, Senior Vice President and Senior Counsel (January 2016-June 2017), and Vice President and Counsel (February 2012-December 2015) of Pacific Investment Management Company LLC.	Since March 2018

Prudential Investment Portfolios 2

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018 - present) of PGIM Investments LLC; formerly, Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012 – 2017) of IIL, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly, Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Charles H. Smith, III 1973 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007-December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998-January 2007).	Since January 2017

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

Prudential Investment Portfolios 2

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectuses contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended January 31, 2021, the Registrant’s principal accountant was PricewaterhouseCoopers LLP (“PwC”). For the fiscal year ended January 31, 2021, PwC billed the Registrant $88,850 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

For the fiscal year ended January 31, 2020, the Registrant’s principal accountant was KPMG LLP (“KPMG”).    For the fiscal year ended January 31, 2020, KPMG billed the Registrant $89,577 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal year ended January 31, 2021, PwC did not bill the Registrant for audit-related services.

For the fiscal year ended January 31, 2021, fees of $6,105 were billed to the Registrant for services rendered by KPMG in connection with the auditor transition.

For the fiscal year ended January 31, 2020, fees of $4,254 were billed to the Registrant for services rendered by KPMG in connection with an accounting system conversion and were paid by The Bank of New York Mellon.

(c)Tax Fees

For the fiscal years ended January 31, 2021 and January 31, 2020: none.

(d) All Other Fees

For the fiscal years ended January 31, 2021 and January 31, 2020: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended January 31, 2021 and January 31, 2020, 100% of the services referred to in Item 4(b) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2021 and January 31, 2020 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.
(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 17, 2021